Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
6/30/22 (Unaudited)

COMMON STOCKS (46.1%)(a)
	Shares	Value
Basic materials (2.0%)
AdvanSix, Inc.	1,254	$41,934
Alcoa Corp.	3,500	159,530
American Vanguard Corp.	772	17,254
Andersons, Inc. (The)	534	17,617
Anglo American PLC (London Exchange) (United Kingdom)	25,543	913,216
Archer-Daniels-Midland Co.	2,400	186,240
Arkema SA (France)	1,276	113,554
Atkore, Inc.(NON)	994	82,512
Avery Dennison Corp.	1,200	194,244
Balchem Corp.	127	16,477
BHP Group, Ltd. (ASE Exchange) (Australia)	20,960	596,790
BHP Group, Ltd. (London Exchange) (Australia)	2,100	58,719
BlueScope Steel, Ltd. (Australia)	12,677	139,130
Boise Cascade Co.	1,204	71,626
Brenntag SE (Germany)	1,563	101,716
Celanese Corp.	1,574	185,118
CF Industries Holdings, Inc.	10,900	934,457
Codexis, Inc.(NON)	3,158	33,033
Compagnie de Saint-Gobain (France)	9,260	397,331
Constellium SE (France)(NON)	5,295	69,947
Corteva, Inc.	42,022	2,275,071
Covestro AG (Germany)	3,467	119,824
CRH PLC (Ireland)	34,554	1,194,959
Dow, Inc.	3,696	190,751
DuPont de Nemours, Inc.	16,300	905,954
Eastman Chemical Co.	6,111	548,584
Eiffage SA (France)	3,402	306,173
Freeport-McMoRan, Inc. (Indonesia)	34,947	1,022,549
Frontdoor, Inc.(NON)	9,300	223,944
Glencore PLC (United Kingdom)	29,712	160,986
Innospec, Inc.	521	49,907
Intrepid Potash, Inc.(NON)	460	20,833
James Hardie Industries PLC (CDI) (Australia)	11,244	246,572
Linde PLC	2,254	647,092
LyondellBasell Industries NV Class A	2,100	183,666
Materion Corp.	214	15,778
Minerals Technologies, Inc.	570	34,964
Misumi Group, Inc. (Japan)	1,700	35,834
Mueller Industries, Inc.	1,297	69,117
Nitto Denko Corp. (Japan)	4,300	278,258
NV5 Global, Inc.(NON)	126	14,709
Olin Corp.	4,722	218,534
Orion Engineered Carbons SA (Luxembourg)	1,020	15,841
PotlatchDeltic Corp.(R)	1,760	77,774
PPG Industries, Inc.	4,350	497,379
Rio Tinto PLC (United Kingdom)	9,181	549,470
Rio Tinto, Ltd. (Australia)	5,112	362,383
Sensient Technologies Corp.	210	16,918
Sherwin-Williams Co. (The)	3,797	850,186
Shin-Etsu Chemical Co., Ltd. (Japan)	3,600	405,955
Simpson Manufacturing Co., Inc.	318	31,994
South32, Ltd. (Australia)	39,583	107,649
Standex International Corp.	255	21,619
Stepan Co.	181	18,344
Sterling Construction Co., Inc.(NON)	837	18,347
Toyo Suisan Kaisha, Ltd. (Japan)	3,400	132,562
Tronox Holdings PLC Class A (United Kingdom)	4,733	79,514
UFP Industries, Inc.	1,344	91,580
Vat Group AG (Switzerland)	206	49,113
WestRock Co.	5,430	216,331
Weyerhaeuser Co.(R)	24,382	807,532

		17,444,995
Capital goods (2.6%)
A.O. Smith Corp.	3,600	196,848
Acuity Brands, Inc.	1,200	184,848
Aerojet Rocketdyne Holdings, Inc.(NON)	2,252	91,431
AGCO Corp.	1,700	167,790
Albany International Corp. Class A	220	17,334
Allegion PLC (Ireland)	2,000	195,800
Allison Transmission Holdings, Inc.	6,000	230,700
Altra Industrial Motion Corp.	2,225	78,431
American Axle & Manufacturing Holdings, Inc.(NON)	4,612	34,728
Axon Enterprise, Inc.(NON)	2,191	204,135
Ball Corp.	1,816	124,886
Barnes Group, Inc.	449	13,982
Belden, Inc.	267	14,223
CAE, Inc. (Canada)(NON)	11,820	291,276
Carrier Global Corp.	5,920	211,107
Casella Waste Systems, Inc. Class A(NON)	220	15,990
Caterpillar, Inc.	1,000	178,760
Clean Harbors, Inc.(NON)	2,300	201,641
Crown Holdings, Inc.	2,218	204,433
CTS Corp.	514	17,502
Cummins, Inc.	1,060	205,142
Dassault Aviation SA (France)	868	135,443
Deere & Co.	2,779	832,227
Dover Corp.	1,700	206,244
Eaton Corp. PLC	6,084	766,523
Emerson Electric Co.	4,300	342,022
Encore Wire Corp.	311	32,319
ESCO Technologies, Inc.	267	18,255
Fortive Corp.	20,875	1,135,183
Franklin Electric Co., Inc.	203	14,872
Fuji Electric Co., Ltd. (Japan)	3,300	136,689
GEA Group AG (Germany)	5,676	195,635
General Dynamics Corp.	10,500	2,323,125
Gentherm, Inc.(NON)	242	15,103
GrafTech International, Ltd.	1,959	13,850
HEICO Corp.	1,745	228,804
Hillenbrand, Inc.	1,857	76,063
Honeywell International, Inc.	7,882	1,369,971
Johnson Controls International PLC	40,987	1,962,458
Kaman Corp.	464	14,500
Komatsu, Ltd. (Japan)	5,600	124,151
Legrand SA (France)	2,357	174,037
LKQ Corp.	4,300	211,087
Lockheed Martin Corp.	3,500	1,504,860
Moog, Inc. Class A	675	53,588
MRC Global, Inc.(NON)	2,561	25,508
MYR Group, Inc.(NON)	206	18,155
National Presto Industries, Inc.	216	14,178
Nordson Corp.	1,700	344,148
Northrop Grumman Corp.	3,766	1,802,295
O-I Glass, Inc.(NON)	4,617	64,638
Otis Worldwide Corp.	3,100	219,077
Parker Hannifin Corp.	798	196,348
Raytheon Technologies Corp.	12,358	1,187,727
Republic Services, Inc.	7,700	1,007,699
Rheinmetall AG (Germany)	2,236	516,211
Ryerson Holding Corp.	1,449	30,849
Schneider Electric SE (France)	3,851	455,626
Shyft Group, Inc. (The)	778	14,463
Spirax_Sarco engineering PLC (United Kingdom)	1,684	202,492
Standard Motor Products, Inc.	400	17,996
Sturm Ruger & Co., Inc.	729	46,401
Terex Corp.	2,435	66,646
Textron, Inc.	8,700	531,309
Titan International, Inc.(NON)	1,695	25,595
Titan Machinery, Inc.(NON)	749	16,785
Toshiba Corp. (Japan)	1,300	52,841
Vinci SA (France)	96	8,547
Waste Connections, Inc.	4,123	511,087
Waste Management, Inc.	1,500	229,470
Watts Water Technologies, Inc. Class A	120	14,741
Zurn Water Solutions Corp.	3,000	81,720

		22,470,548
Communication services (1.3%)
American Tower Corp.(R)	7,792	1,991,557
AT&T, Inc.	92,560	1,940,058
Cambium Networks Corp.(NON)	1,041	15,251
Charter Communications, Inc. Class A(NON)	1,452	680,306
Cogeco Communications, Inc. (Canada)	3,735	252,646
Comcast Corp. Class A	30,705	1,204,865
Crown Castle International Corp.(R)	1,200	202,056
Deutsche Telekom AG (Germany)	21,302	422,940
EchoStar Corp. Class A(NON)	2,061	39,777
KDDI Corp. (Japan)	18,700	591,128
Koninklijke KPN NV (Netherlands)	93,852	334,496
Liberty Latin America, Ltd. Class C (Chile)(NON)	7,833	61,019
Nippon Telegraph & Telephone Corp. (Japan)	16,400	470,920
SK Telecom Co., Ltd. (South Korea)	6,712	268,811
T-Mobile US, Inc.(NON)	3,781	508,696
Telstra Corp., Ltd. (Australia)	171,369	455,407
Verizon Communications, Inc.	31,532	1,600,249

		11,040,182
Conglomerates (0.3%)
3M Co.	1,653	213,915
AMETEK, Inc.	10,344	1,136,702
General Electric Co.	4,061	258,564
Marubeni Corp. (Japan)	46,000	414,976
Mitsubishi Corp. (Japan)	26,400	785,501
SPX Corp.(NON)	749	39,577

		2,849,235
Consumer cyclicals (6.5%)
Abercrombie & Fitch Co. Class A(NON)	2,518	42,605
Amazon.com, Inc.(NON)	84,494	8,974,108
Aramark	12,081	370,041
Aristocrat Leisure, Ltd. (Australia)	11,697	277,579
Arrowhead Pharmaceuticals, Inc.(NON)	2,118	74,575
Automatic Data Processing, Inc.	1,000	210,040
Autonation, Inc.(NON)	1,800	201,168
AutoZone, Inc.(NON)	900	1,934,208
Beazer Homes USA, Inc.(NON)	1,677	20,241
Berkeley Group Holdings PLC (The) (United Kingdom)	2,397	108,661
BJ's Wholesale Club Holdings, Inc.(NON)	11,466	714,561
Bluegreen Vacations Holding Corp.	524	13,079
BlueLinx Holdings, Inc.(NON)	435	29,062
Bollore SA (France)	9,794	45,365
Booking Holdings, Inc.(NON)	1,755	3,069,477
Booz Allen Hamilton Holding Corp.	4,568	412,764
Boyd Gaming Corp.	3,700	184,075
Brambles, Ltd. (Australia)	24,965	184,556
Buckle, Inc. (The)	475	13,153
Caleres, Inc.	2,431	63,789
Choice Hotels International, Inc.	1,700	189,771
Chow Tai Fook Jewellery Group, Ltd. (Hong Kong)	63,600	119,633
Churchill Downs, Inc.	1,100	210,683
Cie Financiere Richemont SA Class A (Switzerland)	1,359	144,705
Cintas Corp.	655	244,662
CK Hutchison Holdings, Ltd. (Hong Kong)	120,000	811,286
CoStar Group, Inc.(NON)	3,700	223,517
CRA International, Inc.	199	17,775
Crocs, Inc.(NON)	273	13,287
Daiwa House Industry Co., Ltd. (Japan)	13,500	314,615
Dillard's, Inc. Class A	308	67,936
Entravision Communications Corp. Class A	2,866	13,069
Expedia Group, Inc.(NON)	1,631	154,668
FactSet Research Systems, Inc.	542	208,437
FleetCor Technologies, Inc.(NON)	892	187,418
Flutter Entertainment PLC (Ireland)(NON)	2,379	238,743
Foot Locker, Inc.	487	12,297
Ford Motor Co.	111,104	1,236,588
Gartner, Inc.(NON)	4,800	1,160,784
General Motors Co.(NON)	22,076	701,134
Genuine Parts Co.	4,000	532,000
GMS, Inc.(NON)	905	40,273
Golden Entertainment, Inc.(NON)	753	29,781
Goodyear Tire & Rubber Co. (The)(NON)	2,311	24,751
Group 1 Automotive, Inc.	101	17,150
Hackett Group, Inc. (The)	1,004	19,046
Hermes International (France)	376	420,429
Hilton Worldwide Holdings, Inc.	5,065	564,444
Home Depot, Inc. (The)	3,225	884,521
ICF International, Inc.	162	15,390
iHeartMedia, Inc. Class A(NON)	2,710	21,382
Industria de Diseno Textil SA (Spain)	12,132	274,489
InterContinental Hotels Group PLC (United Kingdom)	5,275	279,325
International Game Technology PLC	3,573	66,315
Interpublic Group of Cos., Inc. (The)	7,100	195,463
JD Sports Fashion PLC (United Kingdom)	197,177	276,987
John Wiley & Sons, Inc. Class A	301	14,376
Kontoor Brands, Inc.	425	14,182
La Francaise des Jeux SAEM (France)	3,613	125,022
Laureate Education, Inc.	6,886	79,671
Live Nation Entertainment, Inc.(NON)	7,711	636,774
LiveRamp Holdings, Inc.(NON)	2,247	57,995
Lowe's Cos., Inc.	1,174	205,063
Lululemon Athletica, Inc. (Canada)(NON)	2,621	714,511
LVMH Moet Hennessy Louis Vuitton SA (France)	1,608	980,225
MarineMax, Inc.(NON)	385	13,906
Marriott International, Inc./MD Class A	1,100	149,611
Masonite International Corp.(NON)	262	20,129
Mastercard, Inc. Class A	6,129	1,933,577
MasterCraft Boat Holdings, Inc.(NON)	665	13,998
Medifast, Inc.	91	16,426
Modine Manufacturing Co.(NON)	1,810	19,059
Moncler SpA (Italy)	9,664	414,514
Movado Group, Inc.	450	13,919
Murphy USA, Inc.	65	15,137
NeoGames SA (Israel)(NON)	521	6,987
Network International Holdings PLC (United Arab Emirates)(NON)	130,344	299,565
New York Times Co. (The) Class A	6,476	180,680
News Corp. Class A	12,797	199,377
Nike, Inc. Class B	9,481	968,958
Nintendo Co., Ltd. (Japan)	1,300	562,235
O'Reilly Automotive, Inc.(NON)	4,974	3,142,375
Oxford Industries, Inc.	203	18,014
Pandora A/S (Denmark)	3,360	211,374
PayPal Holdings, Inc.(NON)	2,600	181,584
Penske Automotive Group, Inc.	1,900	198,911
Pitney Bowes, Inc.	9,687	35,067
Porsche Automobil Holding SE (Preference) (Germany)	1,502	99,352
PROG Holdings, Inc.(NON)	802	13,233
Publicis Groupe SA (France)	6,737	329,421
PulteGroup, Inc.	18,824	745,995
QuinStreet, Inc.(NON)	1,780	17,907
RE/MAX Holdings, Inc. Class A	624	15,300
Red Rock Resorts, Inc. Class A	2,130	71,057
Rivian Automotive, Inc. Class A(NON)	7,200	185,328
Sabre Corp.(NON)	2,185	12,739
Scholastic Corp.	426	15,323
Signet Jewelers, Ltd.	1,404	75,058
Skyline Champion Corp.(NON)	1,514	71,794
Smith & Wesson Brands, Inc.	5,162	67,777
Sofina SA (Belgium)	192	39,235
Sonos, Inc.(NON)	872	15,731
Sony Group Corp. (Japan)	14,700	1,202,068
SP Plus Corp.(NON)	461	14,162
Stellantis NV (Italy)	39,612	489,087
Steven Madden, Ltd.	435	14,011
Tapestry, Inc.	6,500	198,380
Target Corp.	5,550	783,826
Terminix Global Holdings, Inc.(NON)	5,300	215,445
Tesla, Inc.(NON)	5,467	3,681,587
Thomson Reuters Corp. (Canada)	5,840	608,817
TJX Cos., Inc. (The)	3,600	201,060
Toll Brothers, Inc.	4,889	218,049
Toyota Motor Corp. (Japan)	5,200	80,483
Travel + Leisure Co.	4,044	156,988
TRI Pointe Homes, Inc.(NON)	3,879	65,439
TuSimple Holdings, Inc. Class A(NON)	9,186	66,415
United Rentals, Inc.(NON)	1,835	445,740
Universal Electronics, Inc.(NON)	287	7,339
Universal Music Group NV (Netherlands)	64,646	1,296,248
Vail Resorts, Inc.	994	216,742
Vectrus, Inc.(NON)	243	8,131
Vista Outdoor, Inc.(NON)	2,041	56,944
Visteon Corp.(NON)	818	84,728
Volkswagen AG (Preference) (Germany)	3,564	475,900
Volvo AB Class B (Sweden)	9,603	148,676
Walmart, Inc.	35,053	4,261,743
Walt Disney Co. (The)(NON)	2,109	199,090
Warby Parker, Inc. Class A(NON)	1,116	12,566
Warner Bros Discovery, Inc.(NON)	13,203	177,184
Wesfarmers, Ltd. (Australia)	12,633	365,452
World Fuel Services Corp.	1,907	39,017
Worldline SA/France (France)(NON)	10,755	398,757
Wyndham Hotels & Resorts, Inc.	4,700	308,884

		56,593,291
Consumer staples (3.5%)
ACCO Brands Corp.	2,869	18,735
Airbnb, Inc. Class A(NON)	3,158	281,315
Asahi Group Holdings, Ltd. (Japan)	19,900	651,942
Bloomin' Brands, Inc.	962	15,988
Cargurus, Inc.(NON)	2,511	53,961
Cars.com, Inc.(NON)	1,957	18,455
ChannelAdvisor Corp.(NON)	1,093	15,936
Chipotle Mexican Grill, Inc.(NON)	480	627,485
Coca-Cola Co. (The)	50,251	3,161,290
Coca-Cola Consolidated, Inc.	154	86,841
Coca-Cola Europacific Partners PLC (United Kingdom)	15,099	779,259
Coca-Cola HBC AG (Italy)	7,136	158,271
Coles Group, Ltd. (Australia)	33,672	413,942
Colgate-Palmolive Co.	2,875	230,403
Copart, Inc.(NON)	2,000	217,320
CoreCivic, Inc.(NON)	3,768	41,862
Costco Wholesale Corp.	3,701	1,773,816
Diageo PLC (United Kingdom)	32,417	1,393,178
DoorDash, Inc. Class A(NON)	3,200	205,344
Estee Lauder Cos., Inc. (The) Class A	3,009	766,302
Ferguson PLC (United Kingdom)	3,790	423,895
FIGS, Inc. Class A(NON)	1,732	15,779
G-III Apparel Group, Ltd.(NON)	648	13,109
Hain Celestial Group, Inc. (The)(NON)	1,603	38,055
Heidrick & Struggles International, Inc.	558	18,057
Herc Holdings, Inc.	152	13,703
Hershey Co. (The)	4,282	921,315
Hostess Brands, Inc.(NON)	4,238	89,888
Imperial Brands PLC (United Kingdom)	21,106	471,711
Ingles Markets, Inc. Class A	392	34,006
ITOCHU Corp. (Japan)	17,900	483,780
Itron, Inc.(NON)	1,650	81,560
Jeronimo Martins SGPS SA (Portugal)	31,661	688,135
John B. Sanfilippo & Son, Inc.	212	15,368
Keurig Dr Pepper, Inc.	26,475	936,950
Kforce, Inc.	534	32,756
Koninklijke Ahold Delhaize NV (Netherlands)	18,143	472,662
Korn Ferry	1,572	91,207
Kraft Heinz Co. (The)	6,100	232,654
L'Oreal SA (France)	2,004	691,560
ManpowerGroup, Inc.	3,000	229,230
McDonald's Corp.	600	148,128
McDonald's Holdings Co. (Japan), Ltd. (Japan)	6,000	218,455
Mondelez International, Inc. Class A	3,600	223,524
Nestle SA (Switzerland)	4,892	571,062
Netflix, Inc.(NON)	578	101,075
Nissin Food Products Co., Ltd. (Japan)	2,000	138,119
PepsiCo, Inc.	3,500	583,310
Perdoceo Education Corp.(NON)	3,701	43,598
Philip Morris International, Inc.	26,700	2,636,358
Primo Water Corp.	3,869	51,767
Procter & Gamble Co. (The)	39,278	5,647,784
Recruit Holdings Co., Ltd. (Japan)	7,600	223,777
Resideo Technologies, Inc.(NON)	683	13,264
Resources Connection, Inc.	887	18,068
Sally Beauty Holdings, Inc.(NON)	5,011	59,731
ScanSource, Inc.(NON)	717	22,327
Simply Good Foods Co. (The)(NON)	1,556	58,770
SpartanNash Co.	771	23,261
Starbucks Corp.	2,500	190,975
TriNet Group, Inc.(NON)	1,087	84,373
Tyson Foods, Inc. Class A	2,545	219,023
Uber Technologies, Inc.(NON)	35,321	722,668
Udemy, Inc.(NON)	1,436	14,662
Ulta Beauty, Inc.(NON)	3,800	1,464,824
United Natural Foods, Inc.(NON)	1,950	76,830
USANA Health Sciences, Inc.(NON)	206	14,906
Vector Group, Ltd.	4,009	42,095
Veritiv Corp.(NON)	538	58,400
Yakult Honsha Co., Ltd. (Japan)	9,200	530,926

		31,109,085
Energy (2.0%)
APA Corp.	4,554	158,935
BP PLC (United Kingdom)	146,349	691,759
California Resources Corp.	2,180	83,930
Cheniere Energy, Inc.	8,300	1,104,149
Chevron Corp.	10,000	1,447,800
ConocoPhillips	13,363	1,200,131
DCC PLC (Ireland)	3,922	243,391
Denbury, Inc.(NON)	1,325	79,487
Enterprise Products Partners LP	17,377	423,477
EOG Resources, Inc.	2,537	280,186
Equinor ASA (Norway)	15,669	544,932
Exxon Mobil Corp.	39,109	3,349,295
Fluence Energy, Inc.(NON)	1,549	14,685
Golar LNG, Ltd. (Norway)(NON)	1,609	36,605
Halliburton Co.	5,400	169,344
Marathon Oil Corp.	53,147	1,194,745
Marathon Petroleum Corp.	7,046	579,252
NOW, Inc.(NON)	7,617	74,494
Oasis Petroleum, Inc.	1,785	217,145
Occidental Petroleum Corp.	3,900	229,632
Oceaneering International, Inc.(NON)	4,849	51,787
Orsted AS (Denmark)	907	94,808
PBF Energy, Inc. Class A(NON)	2,370	68,777
Phillips 66	2,800	229,572
Schlumberger, Ltd.	4,700	168,072
Shell PLC (London Exchange) (United Kingdom)	69,995	1,818,273
Shell PLC (Euronext Amsterdan Exchange) (United Kingdom)	36,924	961,365
Shoals Technologies Group, Inc. Class A(NON)	4,700	77,456
SM Energy Co.	2,670	91,287
SunCoke Energy, Inc.	3,278	22,323
Talos Energy, Inc.(NON)	4,673	72,291
Targa Resources Corp.	12,300	733,941
Valero Energy Corp.	9,640	1,024,539
Warrior Met Coal, Inc.	2,456	75,178

		17,613,043
Financials (6.8%)
3i Group PLC (United Kingdom)	5,067	68,373
AIA Group, Ltd. (Hong Kong)	67,200	728,368
Alexander & Baldwin, Inc.(R)	2,252	40,423
Alleghany Corp.(NON)	300	249,930
Allianz SE (Germany)	735	140,277
Allstate Corp. (The)	1,800	228,114
Ally Financial, Inc.	24,700	827,697
American Campus Communities, Inc.(R)	4,361	281,154
American Equity Investment Life Holding Co.	567	20,735
American Financial Group, Inc.	1,587	220,291
American International Group, Inc.	16,784	858,166
Ameriprise Financial, Inc.	5,200	1,235,936
Ameris Bancorp	415	16,675
AMERISAFE, Inc.	345	17,943
Apartment Income REIT Corp.(R)	5,133	213,533
Apollo Global Management, Inc.	8,697	421,631
Apple Hospitality REIT, Inc.(R)	2,362	34,651
Arch Capital Group, Ltd.(NON)	2,600	118,274
Argo Group International Holdings, Ltd. (Bermuda)	594	21,895
Armada Hoffler Properties, Inc.(R)	1,124	14,432
Associated Banc-Corp.	822	15,010
Assured Guaranty, Ltd.	14,519	810,015
Atlantic Union Bankshares Corp.	939	31,851
AvalonBay Communities, Inc.(R)	1,100	213,675
Aviva PLC (United Kingdom)	54,895	268,164
AXA SA (France)	34,617	785,758
Axis Capital Holdings, Ltd.	4,100	234,069
Banco Bilbao Vizcaya Argentaria SA (Spain)	110,065	499,491
Banco Santander SA (Spain)	206,359	581,291
Bank Leumi Le-Israel BM (Israel)	51,308	456,094
Bank of America Corp.	52,764	1,642,543
Bank of Ireland Group PLC (Ireland)	113,933	720,197
Banner Corp.	623	35,019
Berkshire Hathaway, Inc. Class B(NON)	1,758	479,969
BGC Partners, Inc. Class A	11,734	39,544
Blackstone, Inc.	1,903	173,611
Blucora, Inc.(NON)	1,114	20,564
BNP Paribas SA (France)	12,006	570,768
BOC Hong Kong Holdings, Ltd. (Hong Kong)	62,000	244,941
Boston Properties, Inc.(R)	5,699	507,097
BrightSpire Capital, Inc.(R)	1,901	14,353
Brixmor Property Group, Inc.(R)	9,415	190,277
Brookline Bancorp, Inc.	1,054	14,029
BRT Apartments Corp.(R)	432	9,284
Camden Property Trust(R)	1,800	242,064
Capital One Financial Corp.	5,949	619,826
Carlyle Group, Inc. (The)	6,291	199,173
Cathay General Bancorp	2,051	80,297
CBRE Group, Inc. Class A(NON)	10,900	802,349
Central Pacific Financial Corp.	670	14,372
Charles Schwab Corp. (The)	24,270	1,533,379
Chubb, Ltd.	1,201	236,093
Citigroup, Inc.	73,547	3,382,427
City Office REIT, Inc. (Canada)(R)	1,195	15,475
CK Asset Holdings, Ltd. (Hong Kong)	59,116	418,124
CNO Financial Group, Inc.	4,070	73,626
Commonwealth Bank of Australia (Australia)	312	19,464
ConnectOne Bancorp, Inc.	550	13,448
Corporate Office Properties Trust(R)	672	17,600
CubeSmart(R)	15,000	640,800
Cushman & Wakefield PLC(NON)	4,446	67,757
Customers Bancorp, Inc.(NON)	1,492	50,579
Dai-ichi Life Holdings, Inc. (Japan)	15,500	286,741
DBS Group Holdings, Ltd. (Singapore)	56,800	1,213,434
Deutsche Boerse AG (Germany)	5,448	911,193
Dexus (Australia)(R)	22,467	137,710
Discover Financial Services	2,082	196,916
Duke Realty Corp.(R)	4,200	230,790
Eagle Bancorp, Inc.	428	20,291
East West Bancorp, Inc.	8,200	531,360
Employers Holdings, Inc.	462	19,353
Encore Capital Group, Inc.(NON)	478	27,614
Enova International, Inc.(NON)	486	14,007
Enterprise Financial Services Corp.	720	29,880
Equitable Holdings, Inc.	34,861	908,826
Equity Lifestyle Properties, Inc.(R)	3,100	218,457
Essent Group, Ltd.	2,460	95,694
Essential Properties Realty Trust, Inc.(R)	3,985	85,638
Essex Property Trust, Inc.(R)	800	209,208
Everest Re Group, Ltd.	800	224,224
Exor NV (Netherlands)	2,741	170,852
Extra Space Storage, Inc.(R)	1,200	204,144
Fifth Third Bancorp	5,700	191,520
First BanCorp/Puerto Rico (Puerto Rico)	6,492	83,812
First Bancshares, Inc. (The)	337	9,638
First Busey Corp.	773	17,663
First Commonwealth Financial Corp.	1,200	16,104
First Financial Corp./IN	403	17,934
First Foundation, Inc.	713	14,602
First Industrial Realty Trust, Inc.(R)	4,304	204,354
Flagstar Bancorp, Inc.	2,172	76,997
Four Corners Property Trust, Inc.(R)	530	14,093
Fulton Financial Corp.	3,261	47,121
Gaming and Leisure Properties, Inc.(R)	21,206	972,507
Genworth Financial, Inc. Class A(NON)	21,810	76,989
Gjensidige Forsikring ASA (Norway)	5,105	103,399
Goldman Sachs Group, Inc. (The)	11,514	3,419,888
Goodman Group (Australia)(R)	34,196	421,092
Granite Point Mortgage Trust, Inc.(R)	1,521	14,556
Great Southern Bancorp, Inc.	250	14,640
Hana Financial Group, Inc. (South Korea)	14,209	430,626
Hancock Whitney Corp.	2,046	90,699
Hanmi Financial Corp.	997	22,373
Hilltop Holdings, Inc.	1,526	40,683
HomeStreet, Inc.	425	14,735
Hope Bancorp, Inc.	4,142	57,325
Horace Mann Educators Corp.	1,596	61,254
Horizon Bancorp, Inc./IN	879	15,312
Iida Group Holdings Co., Ltd. (Japan)	6,400	98,538
Independent Bank Corp./MI	439	8,464
Industrial Logistics Properties Trust(R)	1,091	15,361
International Bancshares Corp.	431	17,274
International Money Express, Inc.(NON)	1,852	37,910
Investor AB Class B (Sweden)	18,200	299,213
Invitation Homes, Inc.(R)	5,900	209,922
Israel Discount Bank, Ltd. Class A (Israel)	35,476	184,441
iStar, Inc.(R)	1,536	21,059
Japan Exchange Group, Inc. (Japan)	22,900	330,470
Japan Post Holdings Co., Ltd. (Japan)	71,700	512,120
Jones Lang LaSalle, Inc.(NON)	1,200	209,832
JPMorgan Chase & Co.	41,463	4,669,149
Kennedy-Wilson Holdings, Inc.	981	18,580
KeyCorp	8,191	141,131
Lamar Advertising Co. Class A(R)	2,300	202,331
Lemonade, Inc.(NON)	3,801	69,406
Life Storage, Inc.(R)	5,200	580,632
Lloyds Banking Group PLC (United Kingdom)	144,883	74,621
London Stock Exchange Group PLC (United Kingdom)	8,649	803,530
Marcus & Millichap, Inc.	1,233	45,609
Marsh & McLennan Cos., Inc.	1,539	238,930
Meta Financial Group, Inc.	1,344	51,972
MetLife, Inc.	36,700	2,304,393
MFA Financial, Inc.(R)	1,282	13,782
MGIC Investment Corp.	17,074	215,132
Midland States Bancorp, Inc.	446	10,722
Mitsubishi UFJ Financial Group, Inc. (Japan)	151,500	814,446
Mizrahi Tefahot Bank, Ltd. (Israel)	1,305	43,152
Mr. Cooper Group, Inc.(NON)	2,026	74,435
National Australia Bank, Ltd. (Australia)	1,190	22,498
National Bank Holdings Corp. Class A	603	23,077
National Health Investors, Inc.(R)	333	20,183
Navient Corp.	5,697	79,701
NBT Bancorp, Inc.	783	29,433
New Residential Investment Corp.(R)	19,702	183,623
New York Mortgage Trust, Inc.(R)	5,414	14,943
Nicolet Bankshares, Inc.(NON)	87	6,294
NN Group NV (Netherlands)	1,184	53,775
Nomura Real Estate Holdings, Inc. (Japan)	5,800	142,136
OceanFirst Financial Corp.	1,231	23,549
OFG Bancorp (Puerto Rico)	1,084	27,534
Old Republic International Corp.	9,035	202,023
OneMain Holdings, Inc.	5,036	188,246
Orion Office REIT, Inc.(R)	3,523	38,612
Outfront Media, Inc.(R)	4,944	83,801
Partners Group Holding AG (Switzerland)	423	381,150
Peapack-Gladstone Financial Corp.	327	9,712
PennyMac Financial Services, Inc.	1,471	64,297
Peoples Bancorp, Inc./OH	263	6,996
Piedmont Office Realty Trust, Inc. Class A(R)	3,307	43,388
Piper Sandler Cos.	145	16,437
PNC Financial Services Group, Inc. (The)	7,696	1,214,198
Popular, Inc. (Puerto Rico)	2,748	211,404
Preferred Bank/Los Angeles CA	275	18,706
ProAssurance Corp.	878	20,747
Prologis, Inc.(R)	1,770	208,241
Prudential PLC (United Kingdom)	40,724	503,665
Public Storage(R)	800	250,136
QCR Holdings, Inc.	288	15,549
Radian Group, Inc.	869	17,076
Realogy Holdings Corp.(NON)	4,681	46,014
Redwood Trust, Inc.(R)	5,017	38,681
Reinsurance Group of America, Inc.	2,147	251,822
Retail Opportunity Investments Corp.(R)	3,991	62,978
RPT Realty(R)	2,303	22,638
S&T Bancorp, Inc.	557	15,279
Safety Insurance Group, Inc.	141	13,691
Sculptor Capital Management, Inc.	1,414	11,807
Selective Insurance Group, Inc.	234	20,344
Simon Property Group, Inc.(R)	2,067	196,200
SITE Centers Corp.(R)	1,171	15,773
SLM Corp.	11,400	181,716
STAG Industrial, Inc.(R)	3,158	97,519
Starwood Property Trust, Inc.(R)	9,841	205,578
State Street Corp.	5,168	318,607
Stewart Information Services Corp.	773	38,457
Sumitomo Mitsui Financial Group, Inc. (Japan)	8,093	240,500
Sumitomo Realty & Development Co., Ltd. (Japan)	2,800	73,942
Sunstone Hotel Investors, Inc.(NON)(R)	7,903	78,398
SVB Financial Group(NON)	388	153,256
Synchrony Financial	28,742	793,854
Terreno Realty Corp.(R)	237	13,208
TPG RE Finance Trust, Inc.(R)	1,832	16,506
UBS Group AG (Switzerland)	36,611	590,209
UMB Financial Corp.	831	71,549
United Fire Group, Inc.	476	16,293
United Overseas Bank, Ltd. (Singapore)	24,300	459,134
Universal Insurance Holdings, Inc.	1,348	17,564
Univest Financial Corp.	368	9,362
Unum Group	10,150	345,303
Urban Edge Properties(R)	1,027	15,621
Virtu Financial, Inc. Class A	9,100	213,031
Virtus Investment Partners, Inc.	225	38,480
Visa, Inc. Class A	9,256	1,822,414
W.R. Berkley Corp.	3,888	265,395
Washington Federal, Inc.	1,165	34,973
Wells Fargo & Co.	38,097	1,492,259
WesBanco, Inc.	1,079	34,215
Wintrust Financial Corp.	1,300	104,195
Zurich Insurance Group AG (Switzerland)	444	193,106

		59,996,771
Government (—%)
Poste Italiane SpA (Italy)	8,084	75,499

		75,499
Health care (6.9%)
Abbott Laboratories	32,665	3,549,052
AbbVie, Inc.	21,162	3,241,172
ABIOMED, Inc.(NON)	836	206,918
Adaptive Biotechnologies Corp.(NON)	8,442	68,296
Agenus, Inc.(NON)	21,166	41,062
Alector, Inc.(NON)	4,345	44,145
Alkermes PLC(NON)	3,391	101,018
Allscripts Healthcare Solutions, Inc.(NON)	5,326	78,985
AmerisourceBergen Corp.	1,732	245,043
Amgen, Inc.	882	214,591
AMN Healthcare Services, Inc.(NON)	904	99,178
AngioDynamics, Inc.(NON)	810	15,674
Arvinas, Inc.(NON)	175	7,366
AstraZeneca PLC (United Kingdom)	14,550	1,912,866
AstraZeneca PLC ADR (United Kingdom)	16,733	1,105,549
AtriCure, Inc.(NON)	459	18,755
Avanos Medical, Inc.(NON)	1,312	35,870
Bio-Rad Laboratories, Inc. Class A(NON)	391	193,545
BioCryst Pharmaceuticals, Inc.(NON)	1,665	17,616
Biohaven Pharmaceutical Holding Co., Ltd.(NON)	881	128,371
Boston Scientific Corp.(NON)	5,582	208,041
Bristol-Myers Squibb Co.	28,509	2,195,193
Brookdale Senior Living, Inc.(NON)	3,525	16,004
Cara Therapeutics, Inc.(NON)	1,798	16,416
Cardinal Health, Inc.	4,143	216,555
Chugai Pharmaceutical Co., Ltd. (Japan)	10,500	268,536
Cigna Corp.	4,073	1,073,317
Computer Programs and Systems, Inc.(NON)	619	19,789
Corcept Therapeutics, Inc.(NON)	817	19,428
Crinetics Pharmaceuticals, Inc.(NON)	941	17,550
CVS Health Corp.	12,857	1,191,330
Danaher Corp.	7,246	1,837,006
DexCom, Inc.(NON)	7,203	536,840
Eagle Pharmaceuticals, Inc./DE(NON)	354	15,728
Edwards Lifesciences Corp.(NON)	10,974	1,043,518
Elevance Health, Inc.	2,537	1,224,305
Eli Lilly and Co.	11,358	3,682,604
Enanta Pharmaceuticals, Inc.(NON)	1,705	80,595
Euroapi SA (France)(NON)	275	4,338
Eurofins Scientific (Luxembourg)	1,892	148,863
Exelixis, Inc.(NON)	11,900	247,758
FibroGen, Inc.(NON)	4,669	49,305
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	4,318	53,882
Fulgent Genetics, Inc.(NON)	1,386	75,579
Getinge AB Class B (Sweden)	6,471	149,539
Glaukos Corp.(NON)	449	20,394
GlaxoSmithKline PLC (United Kingdom)	23,753	510,515
HCA Healthcare, Inc.	3,046	511,911
Hologic, Inc.(NON)	6,800	471,240
Humana, Inc.	500	234,035
ICON PLC (Ireland)(NON)	1,469	318,332
IDEXX Laboratories, Inc.(NON)	1,314	460,859
IGM Biosciences, Inc.(NON)	834	15,037
Illumina, Inc.(NON)	936	172,561
ImmunityBio, Inc.(NON)	6,969	25,925
ImmunoGen, Inc.(NON)	8,349	37,571
Inari Medical, Inc.(NON)	232	15,774
Incyte Corp.(NON)	2,864	217,578
Inspire Medical Systems, Inc.(NON)	485	88,595
Integer Holdings Corp.(NON)	222	15,687
Intercept Pharmaceuticals, Inc.(NON)	1,150	15,882
Intuitive Surgical, Inc.(NON)	3,290	660,336
Ipsen SA (France)	2,115	199,588
IQVIA Holdings, Inc.(NON)	6,246	1,355,320
iTeos Therapeutics, Inc.(NON)	1,487	30,632
IVERIC bio, Inc.(NON)	769	7,398
Johnson & Johnson	8,247	1,463,925
Laboratory Corp. of America Holdings	1,500	351,540
Lantheus Holdings, Inc.(NON)	1,505	99,375
LivaNova PLC (United Kingdom)(NON)	1,431	89,395
Lonza Group AG (Switzerland)	1,833	977,318
McKesson Corp.	4,778	1,558,632
Medpace Holdings, Inc.(NON)	113	16,913
Medtronic PLC	13,800	1,238,550
Merck & Co., Inc.	58,359	5,320,590
Merck KGaA (Germany)	6,536	1,102,754
Meridian Bioscience, Inc.(NON)	2,033	61,844
Moderna, Inc.(NON)	1,600	228,560
Molina Healthcare, Inc.(NON)	2,400	671,064
NextGen Healthcare, Inc.(NON)	2,281	39,781
NGM Biopharmaceuticals, Inc.(NON)	1,386	17,769
Novartis AG (Switzerland)	11,825	1,001,468
Novo Nordisk A/S Class B (Denmark)	9,147	1,014,508
Ono Pharmaceutical Co., Ltd. (Japan)	3,700	94,954
Option Care Health, Inc.(NON)	3,362	93,430
Orthofix Medical, Inc. (Netherlands)(NON)	651	15,325
Pfizer, Inc.	31,403	1,646,459
Prothena Corp. PLC (Ireland)(NON)	537	14,580
RAPT Therapeutics, Inc.(NON)	798	14,564
Regeneron Pharmaceuticals, Inc.(NON)	2,445	1,445,313
Relay Therapeutics, Inc.(NON)	2,441	40,887
Roche Holding AG (Switzerland)	3,519	1,174,229
Sabra Health Care REIT, Inc.(R)	3,964	55,377
Sage Therapeutics, Inc.(NON)	406	13,114
Sanofi (France)	10,527	1,062,800
Sartorius Stedim Biotech (France)	561	175,958
Select Medical Holdings Corp.	2,736	64,624
Service Corp. International	3,400	235,008
Sonic Healthcare, Ltd. (Australia)	18,720	426,538
STAAR Surgical Co.(NON)	1,243	88,166
Theravance Biopharma, Inc. (Cayman Islands)(NON)	4,123	37,354
Thermo Fisher Scientific, Inc.	2,081	1,130,566
Travere Therapeutics, Inc.(NON)	2,011	48,727
UnitedHealth Group, Inc.	5,809	2,983,677
Vanda Pharmaceuticals, Inc.(NON)	1,549	16,884
Vertex Pharmaceuticals, Inc.(NON)	10,300	2,902,437
Veru, Inc.(NON)	1,182	13,357
Vir Biotechnology, Inc.(NON)	3,089	78,677
Xencor, Inc.(NON)	958	26,220
ZimVie, Inc.(NON)	462	7,397

		60,262,869
Technology (12.2%)
A10 Networks, Inc.	5,091	73,209
Accenture PLC Class A	16,694	4,635,090
Adobe, Inc.(NON)	8,203	3,002,790
Advanced Micro Devices, Inc.(NON)	6,511	497,896
Agilent Technologies, Inc.	6,800	807,636
Agilysys, Inc.(NON)	464	21,933
Alpha & Omega Semiconductor, Ltd.(NON)	1,783	59,445
Alphabet, Inc. Class A(NON)	4,033	8,788,956
Alphabet, Inc. Class C(NON)	1,728	3,779,914
Altair Engineering, Inc. Class A(NON)	287	15,068
Ambarella, Inc.(NON)	203	13,288
American Software, Inc./GA Class A	903	14,592
Appian Corp.(NON)	595	28,179
Apple, Inc.	145,028	19,828,228
Applied Materials, Inc.	1,900	172,862
arista Networks, Inc.(NON)	2,200	206,228
ASML Holding NV (Netherlands)	738	352,548
Atlassian Corp PLC Class A (Australia)(NON)	6,000	1,124,400
Autodesk, Inc.(NON)	1,300	223,548
Avid Technology, Inc.(NON)	2,757	71,544
Axcelis Technologies, Inc.(NON)	1,423	78,037
Blackbaud, Inc.(NON)	279	16,202
Cadence Design Systems, Inc.(NON)	19,105	2,866,323
Capgemini SE (France)	4,997	855,923
CEVA, Inc.(NON)	678	22,754
Ciena Corp.(NON)	4,504	205,833
Cisco Systems, Inc./Delaware	46,600	1,987,024
CommVault Systems, Inc.(NON)	1,353	85,104
Crowdstrike Holdings, Inc. Class A(NON)	1,559	262,785
CSG Systems International, Inc.	1,128	67,319
DocuSign, Inc.(NON)	2,800	160,664
Domo, Inc. Class B(NON)	2,460	68,388
Donnelley Financial Solutions, Inc.(NON)	649	19,009
Dropbox, Inc. Class A(NON)	10,763	225,915
Duck Creek Technologies, Inc.(NON)	3,827	56,831
DXC Technology Co.(NON)	7,700	233,387
eBay, Inc.	4,673	194,724
Electronic Arts, Inc.	1,600	194,640
Extreme Networks, Inc.(NON)	8,133	72,546
Fidelity National Information Services, Inc.	9,191	842,539
Fortinet, Inc.(NON)	4,000	226,320
Garmin, Ltd.	3,100	304,575
GoDaddy, Inc. Class A(NON)	3,400	236,504
HealthStream, Inc.(NON)	774	16,804
Hoya Corp. (Japan)	11,800	1,007,540
Intel Corp.	4,910	183,683
Intuit, Inc.	9,029	3,480,137
KLA Corp.	764	243,777
Knowles Corp.(NON)	2,963	51,349
Lam Research Corp.	400	170,460
Loyalty Ventures, Inc.(NON)	4,414	15,758
Manhattan Associates, Inc.(NON)	2,700	309,420
Marvell Technology, Inc.	9,326	405,961
MaxLinear, Inc. Class A(NON)	1,725	58,616
Meta Platforms, Inc. Class A(NON)	17,559	2,831,389
Microsoft Corp.	70,841	18,194,032
Minebea Mitsumi, Inc. (Japan)	17,700	301,349
Monolithic Power Systems, Inc.	560	215,062
MSCI, Inc.	1,163	479,330
Murata Manufacturing Co., Ltd. (Japan)	8,100	441,536
N-Able, Inc.(NON)	1,545	13,905
NetApp, Inc.	3,100	202,244
NetScout Systems, Inc.(NON)	612	20,716
Nomura Research Institute, Ltd. (Japan)	12,400	329,923
NTT Data Corp. (Japan)	12,400	171,450
Nutanix, Inc. Class A(NON)	14,100	206,283
NVIDIA Corp.	32,645	4,948,656
NXP Semiconductors NV	2,158	319,449
OneSpan, Inc.(NON)	1,117	13,292
Oracle Corp.	8,576	599,205
Palo Alto Networks, Inc.(NON)	3,175	1,568,260
Pinterest, Inc. Class A(NON)	44,900	815,384
Playtika Holding Corp. (Israel)(NON)	15,900	210,516
Pure Storage, Inc. Class A(NON)	34,600	889,566
Qualcomm, Inc.	31,147	3,978,718
Qualys, Inc.(NON)	755	95,236
Rambus, Inc.(NON)	3,800	81,662
Renesas Electronics Corp. (Japan)(NON)	57,600	523,443
Roku, Inc.(NON)	2,367	194,425
Sage Group PLC (The) (United Kingdom)	37,103	286,711
salesforce.com, Inc.(NON)	2,561	422,667
Sartorius AG (Preference) (Germany)	581	202,994
SCSK Corp. (Japan)	5,100	86,303
Semtech Corp.(NON)	1,603	88,117
ServiceNow, Inc.(NON)	2,129	1,012,382
Shimadzu Corp. (Japan)	8,700	275,081
Skillz, Inc.(NON)	9,796	12,147
Snowflake, Inc. Class A(NON)	8,050	1,119,433
SolarWinds Corp.	1,253	12,843
Spotify Technology SA (Sweden)(NON)	2,100	197,043
Sprout Social, Inc. Class A(NON)	1,366	79,324
Square Enix Holdings Co., Ltd. (Japan)	6,400	283,491
SS&C Technologies Holdings, Inc.	3,431	199,238
STMicroelectronics NV (France)	10,361	325,734
Super Micro Computer, Inc.(NON)	1,945	78,481
Synaptics, Inc.(NON)	425	50,171
Synopsys, Inc.(NON)	6,600	2,004,420
Telefonaktiebolaget LM Ericsson Class B (Sweden)	64,985	484,509
Texas Instruments, Inc.	2,451	376,596
Thales SA (France)	8,005	981,914
Tokyo Electron, Ltd. (Japan)	400	130,601
Viavi Solutions, Inc.(NON)	1,160	15,347
Vimeo, Inc.(NON)	2,046	12,317
Vishay Intertechnology, Inc.	893	15,913
Vontier Corp.	14,328	329,401
Wix.com, Ltd. (Israel)(NON)	1,900	124,545
Workday, Inc. Class A(NON)	1,400	195,412
Xperi Holding Corp.	3,619	52,222
Zebra Technologies Corp. Class A(NON)	1,316	386,838
Ziff Davis, Inc.(NON)	191	14,235

		106,445,666
Transportation (0.7%)
A.P. Moeller-Maersck A/S Class B (Denmark)	97	226,252
ArcBest Corp.	550	38,704
Arlo Technologies, Inc.(NON)	2,072	12,991
Covenant Logistics Group, Inc.	595	14,929
CSX Corp.	59,100	1,717,446
Deutsche Post AG (Germany)	20,547	769,562
Dorian LPG, Ltd.	1,681	25,551
Hub Group, Inc. Class A(NON)	725	51,432
Matson, Inc.	1,098	80,022
Nippon Yusen KK (Japan)	4,900	334,780
Safe Bulkers, Inc. (Monaco)	5,083	19,417
SFL Corp., Ltd. (Norway)	4,482	42,534
SG Holdings Co., Ltd. (Japan)	2,900	48,925
Southwest Airlines Co.(NON)	19,768	714,020
Union Pacific Corp.	10,561	2,252,450
Yamato Holdings Co., Ltd. (Japan)	8,900	142,342

		6,491,357
Utilities and power (1.3%)
AES Corp. (The)	41,300	867,713
ALLETE, Inc.	821	48,258
Ameren Corp.	7,086	640,291
American Electric Power Co., Inc.	24,332	2,334,412
Avista Corp.	334	14,532
Black Hills Corp.	971	70,660
California Water Service Group	840	46,662
Chesapeake Utilities Corp.	423	54,800
Constellation Energy Corp.	10,839	620,641
DTE Energy Co.	1,792	227,136
Duke Energy Corp.	2,429	260,413
E.ON SE (Germany)	50,607	424,693
Edison International	3,342	211,348
Enel SpA (Italy)	35,152	192,292
Eni SpA (Italy)	3,201	38,000
Eversource Energy	2,600	219,622
Exelon Corp.	23,619	1,070,413
FirstEnergy Corp.	5,300	203,467
Fortum OYJ (Finland)	7,036	105,550
Kinder Morgan, Inc.	10,200	170,952
New Jersey Resources Corp.	539	24,002
NiSource, Inc.	7,000	206,430
Northwest Natural Holding Co.	968	51,401
NRG Energy, Inc.	33,122	1,264,267
Osaka Gas Co., Ltd. (Japan)	9,000	172,199
Otter Tail Corp.	457	30,678
PNM Resources, Inc.	2,005	95,799
Portland General Electric Co.	1,512	73,075
PPL Corp.	4,400	119,372
Public Service Enterprise Group, Inc.	3,300	208,824
RWE AG (Germany)	3,864	142,049
SJW Group	475	29,645
Southern Co. (The)	2,858	203,804
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	2,871
Tokyo Gas Co., Ltd. (Japan)	15,900	328,945
Unitil Corp.	320	18,790
Vistra Corp.	10,900	249,065
WEC Energy Group, Inc.	2,100	211,344
Xcel Energy, Inc.	3,556	251,623

		11,506,038

Total common stocks (cost $347,175,051)		$403,898,579

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.1%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$375,307	$408,342
5.00%, 5/20/49	13,212	13,640
4.70%, 8/20/67	111,155	112,937
4.645%, 6/20/67	54,099	55,003
4.50%, with due dates from 5/20/49 to 3/20/67	84,944	86,496
3.00%, TBA, 7/1/52	14,000,000	13,191,167
3.00%, with due dates from 8/20/49 to 4/20/51	23,226,590	22,048,828

		35,916,413
U.S. Government Agency Mortgage Obligations (28.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	161,125	162,055
3.00%, with due dates from 2/1/47 to 1/1/48	8,667,305	8,177,695
2.50%, with due dates from 8/1/50 to 8/1/51	4,389,127	3,966,657
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	419,496	420,568
4.00%, with due dates from 6/1/48 to 4/1/49	6,292,756	6,273,191
3.50%, 6/1/56	485,708	470,605
3.50%, with due dates from 4/1/52 to 5/1/52	2,989,300	2,894,713
3.00%, with due dates from 4/1/46 to 11/1/48	8,858,735	8,391,139
2.50%, with due dates from 7/1/50 to 8/1/51	30,029,115	27,161,750
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/52	4,000,000	4,172,300
5.50%, TBA, 8/1/52	5,000,000	5,138,138
5.00%, TBA, 8/1/52	21,000,000	21,360,112
5.00%, TBA, 7/1/52	12,000,000	12,241,872
4.50%, TBA, 8/1/52	18,000,000	18,027,425
4.50%, TBA, 7/1/52	12,000,000	12,044,064
4.00%, TBA, 8/1/52	9,000,000	8,855,503
4.00%, TBA, 7/1/52	11,000,000	10,843,589
3.50%, TBA, 8/1/52	33,000,000	31,679,987
3.00%, TBA, 8/1/52	14,000,000	13,013,428
2.50%, TBA, 8/1/52	29,000,000	26,029,750
2.50%, TBA, 7/1/37	27,000,000	25,774,440

		247,098,981

Total U.S. government and agency mortgage obligations (cost $288,926,491)		$283,015,394

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.50%, 2/15/45(i)	$10,000	$8,575
U.S. Treasury Inflation Index Notes 1.375%, 2/15/44(i)	66,962	69,680
U.S. Treasury Notes 2.75%, 2/15/24(i)	104,000	104,694

Total U.S. treasury obligations (cost $182,949)		$182,949

CORPORATE BONDS AND NOTES (22.9%)(a)
		Principal amount	Value
Basic materials (1.1%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$120,000	$121,050
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	122,456
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		35,000	31,553
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	32,529
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		84,000	77,947
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		75,000	65,603
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		45,000	40,163
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		50,000	38,059
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		75,000	65,438
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		250,000	242,715
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		255,000	219,326
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		879,000	791,100
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		35,000	28,668
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		50,000	42,100
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		155,000	140,275
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		40,000	37,100
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		45,000	32,498
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		200,000	184,200
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		50,000	46,389
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		115,000	107,406
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		65,000	60,128
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		215,000	213,925
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		188,000	180,772
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		532,000	433,380
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		65,000	55,091
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		65,000	54,580
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		200,000	166,056
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	250,823
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		85,000	70,550
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		65,000	57,200
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		85,000	70,363
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		362,000	353,710
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		78,000	56,828
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		137,000	112,594
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	67,395
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$100,000	78,789
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		120,000	101,100
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		35,000	34,300
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		25,000	23,875
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		105,000	101,211
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	72,559
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		350,000	296,625
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	15,404
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	58,183
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		20,000	16,905
Nufarm Australia, Ltd./Nufarm Americas, Inc. 144A sr. unsec. notes 5.00%, 1/27/30 (Australia)		25,000	21,125
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		115,000	114,260
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		520,000	479,841
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		122,000	118,513
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	138,967
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		120,000	84,591
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		135,000	112,066
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		50,000	39,510
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		455,000	433,650
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		150,000	138,750
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		95,000	80,856
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		125,000	90,489
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		125,000	89,388
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		150,000	120,615
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		120,000	111,683
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		617,000	430,461
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		308,000	218,450
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		582,000	566,579
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		515,000	613,498
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		110,000	131,327
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		25,000	28,918
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		50,000	48,441
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		100,000	87,024
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		105,000	77,306

			9,845,229
Capital goods (1.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		55,000	44,079
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		150,000	137,202
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		70,000	65,800
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		75,000	63,938
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	148,352
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		167,000	146,174
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		749,000	667,898
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60		495,000	450,658
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		115,000	95,727
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		65,000	53,591
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		40,000	29,976
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		63,000	62,398
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		130,000	105,784
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		65,000	66,398
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		160,000	159,369
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		75,000	64,125
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		30,000	25,088
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		25,000	20,625
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		100,000	95,630
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		100,000	94,000
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		110,000	95,169
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		255,000	233,342
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		400,000	331,296
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		130,000	126,100
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		405,000	365,259
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		194,000	192,629
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		170,000	135,665
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		357,000	349,812
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		312,000	306,419
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		30,000	24,778
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		175,000	134,106
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		185,000	126,725
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		860,000	817,449
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	138,343
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		140,000	80,409
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		235,000	203,007
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		80,000	77,318
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		195,000	190,460
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		745,000	735,219
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		80,000	68,073
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		110,000	93,225
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		225,000	186,496
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		145,000	139,563
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		55,000	46,750
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		15,000	13,788
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		75,000	70,125
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		135,000	114,531
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		110,000	89,544
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	64,402
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		235,000	226,481
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		150,000	121,788
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		58,000	51,699
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		430,000	403,611
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		145,000	128,804
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		100,000	98,900

			9,178,097
Communication services (2.8%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		591,000	486,364
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		339,000	290,226
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		735,000	672,166
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		452,000	423,750
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,601,000	1,199,533
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		2,419,000	1,962,374
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		567,000	524,796
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		332,000	331,176
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		70,000	56,679
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		70,000	68,300
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		875,000	782,110
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		80,000	68,420
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		50,000	41,514
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		65,000	52,975
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28		275,000	253,951
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		210,000	172,550
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		550,000	534,693
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		590,000	467,492
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		208,000	208,483
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		330,000	223,309
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		173,000	117,597
Comcast Corp. company guaranty sr. unsec. bonds 2.887%, 11/1/51		82,000	58,915
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		1,050,000	834,415
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		151,000	131,963
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		263,000	229,337
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		780,000	675,725
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		720,000	671,153
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		17,000	19,840
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		25,000	24,334
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		40,000	34,600
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50		295,000	195,312
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		424,000	402,301
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		395,000	372,673
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		557,000	527,505
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		455,000	439,430
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		202,000	188,870
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		163,000	200,967
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		45,000	38,388
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		55,000	42,873
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		75,000	63,188
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		110,000	66,840
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		100,000	74,041
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		55,000	43,111
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		130,000	97,639
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		140,000	124,367
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		1,380,000	1,282,490
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		55,000	49,451
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		155,000	127,488
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		240,000	194,100
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		105,000	84,131
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		552,000	580,439
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		110,000	115,899
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		1,035,000	840,023
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		64,000	59,729
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		837,000	805,963
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31		213,000	179,228
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		70,000	58,116
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		10,000	9,889
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		50,000	42,089
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		110,000	106,613
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		365,000	412,273
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		855,000	728,984
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		767,000	602,419
Verizon Communications, Inc. sr. unsec. bonds 1.75%, 1/20/31		290,000	232,935
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		383,000	327,468
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		775,000	745,135
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,337,000	1,329,719
Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27		206,000	205,502

			23,616,328
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 5.159%, perpetual maturity		127,000	111,277

			111,277
Consumer cyclicals (2.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		95,000	77,099
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		415,000	386,469
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		239,000	205,902
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,225,000	1,191,035
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		208,000	178,185
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00%, 6/15/26(PIK)		110,000	73,035
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		45,000	38,025
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		50,000	42,826
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		50,000	40,000
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		10,000	8,175
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		20,000	16,525
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		236,000	182,028
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		55,000	43,995
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		110,000	100,650
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		12,000	12,173
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		50,000	43,187
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		70,000	43,050
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		165,000	123,750
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		425,000	338,665
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		405,000	366,187
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		410,000	407,656
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		50,000	45,250
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		110,000	92,952
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		105,000	87,039
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		40,000	31,100
Carnival Corp. 144A sr. unsec. notes 7.625%, 3/1/26		95,000	73,581
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		135,000	97,508
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		75,000	60,994
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		125,000	114,375
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		130,000	120,250
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		20,000	20,193
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		120,000	107,002
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		115,000	92,420
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		70,000	59,103
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		80,000	58,206
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		85,000	61,120
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		905,000	781,803
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		120,000	30,000
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		400,000	398,030
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,390,000	1,339,483
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		110,000	58,575
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		75,000	44,633
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		310,000	240,250
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		400,000	381,968
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		285,000	230,923
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		145,000	115,895
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		110,000	93,638
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		30,000	25,991
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		163,000	151,364
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		50,000	41,997
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,082,000	1,033,235
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		85,000	83,775
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		191,000	153,517
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		200,000	176,116
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		40,000	35,502
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		215,000	172,264
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		85,000	77,739
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		60,000	58,735
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		80,000	75,371
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	341,182
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		576,000	573,695
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		190,911	151,774
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		944,000	932,756
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		45,000	43,200
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		50,000	39,000
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		135,000	106,650
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		80,000	51,505
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		599,000	581,551
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		125,000	102,188
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	61,750
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	49,171
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		50,000	41,750
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		10,000	8,390
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32		1,381,000	1,230,833
Magallanes, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27		385,000	360,652
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		40,000	36,200
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		105,000	83,577
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		25,000	18,270
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		80,000	71,888
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	18,349
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		140,000	119,879
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		145,000	117,450
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		30,000	24,143
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60		335,000	208,754
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		755,000	615,719
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		45,000	38,475
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		35,000	26,775
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		105,000	87,938
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		80,000	70,841
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	69,077
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		80,000	78,200
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		75,000	69,653
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		60,000	54,203
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		660,000	640,758
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		324,000	304,525
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26		136,000	132,668
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		298,000	274,377
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		120,000	105,300
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		50,000	41,188
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		100,000	83,660
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		132,000	148,995
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		35,000	30,625
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		90,000	68,249
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		40,000	29,700
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		90,000	79,534
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		152,000	120,315
S&P Global, Inc. 144A sr. unsec. unsub. notes 2.45%, 3/1/27		20,000	18,694
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		125,000	120,444
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		70,000	59,500
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		160,000	150,050
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		50,000	46,922
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		150,000	123,035
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		55,000	41,813
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		60,000	50,282
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		65,000	51,841
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		55,000	48,151
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		90,000	79,649
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		55,000	43,624
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		590,000	469,787
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		115,000	99,475
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		700,000	647,500
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		90,000	80,550
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		105,000	106,295
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		85,000	67,469
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	43,237
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		100,000	80,579
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		40,000	29,505
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		70,000	62,479
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	8,550
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		70,000	54,775
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		35,000	27,300
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		135,000	114,022
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		325,000	257,732
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	174,366
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	82,779
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		155,000	122,452
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		105,000	93,528
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		50,000	48,655
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		100,000	95,211
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		55,000	46,036
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		25,000	24,438
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		130,000	111,313
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		140,000	105,350
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		281,000	388,407
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		105,000	91,237
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		75,000	60,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		120,000	102,779
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		105,000	82,698
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		30,000	29,198

			24,027,553
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		70,000	56,175
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		70,000	61,201
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		90,000	77,850
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	25,735
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		130,000	116,132
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		90,000	89,526
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		338,000	345,206
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48		810,000	727,212
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		404,000	411,015
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		205,000	159,332
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		685,000	636,759
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		55,000	41,070
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	12,648
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		30,499	31,575
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		120,000	103,470
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		300,000	351,850
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		363,000	364,118
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		300,000	295,911
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		111,000	105,034
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		50,000	38,250
GSK Consumer Healthcare Capital US, LLC 144A company guaranty sr. unsec. unsub. bonds 3.625%, 3/24/32		515,000	473,715
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		100,000	91,290
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	48,943
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		535,000	460,148
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		735,000	603,697
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		118,000	112,720
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		60,000	57,702
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		68,000	65,826
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		89,000	83,847
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		512,000	495,130
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		75,000	70,583
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		125,000	108,750
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		54,000	50,057
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		45,000	35,438
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		25,000	20,878
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		415,000	376,239
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		70,000	56,494
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)		425,000	424,041
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		850,000	813,440
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	372,248
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$90,000	84,695
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		606,000	592,492
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		480,000	462,485
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		55,000	54,177
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		90,000	85,726
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		165,000	130,763
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		46,000	35,765
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		40,000	32,400
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		90,000	87,122
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		30,000	27,678
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		50,000	42,000
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		75,000	68,063

			10,574,621
Energy (1.4%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		60,000	59,933
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		45,000	47,588
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		50,000	50,864
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		55,000	46,441
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		65,000	59,150
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		445,000	431,581
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		715,000	684,520
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		50,000	53,000
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		80,000	76,848
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		140,000	128,820
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		80,000	85,500
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		175,000	166,186
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		120,000	108,247
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		120,000	120,442
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		80,000	68,024
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		96,000	75,360
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		110,000	94,600
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		95,000	85,066
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		80,000	63,100
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		563,000	529,220
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		135,000	135,466
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		85,000	82,190
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		560,000	437,315
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		50,000	47,813
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		135,000	128,419
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		75,000	88,666
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		50,000	59,000
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		290,000	282,935
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		150,000	141,743
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		600,000	571,590
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		50,000	50,245
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		24,000	24,089
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		140,000	128,417
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		690,000	687,287
EQT Corp. sr. unsec. notes 7.50%, 2/1/30		55,000	59,036
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	9,681
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		170,000	176,243
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		50,000	44,875
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		95,000	85,263
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		45,000	37,686
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		355,000	338,138
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.25%, 4/15/32		65,000	56,225
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 6.00%, 4/15/30		55,000	48,125
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		150,000	128,466
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		90,000	85,735
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		60,000	52,913
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		35,000	34,825
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		45,000	39,908
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	50,875
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		70,000	72,100
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		25,000	25,336
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		180,000	177,300
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		262,000	288,310
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		135,000	138,375
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		35,000	36,531
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		95,000	104,436
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		35,000	36,720
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		30,000	34,462
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	200,186
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		146,000	149,103
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		139,000	129,084
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		898,000	684,725
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		140,000	130,900
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		25,000	22,375
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		70,000	69,970
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		155,000	141,045
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		174,000	167,346
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		120,000	122,381
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		52,000	52,126
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		980,000	946,084
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		40,000	37,400
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		85,000	80,186
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		95,000	87,372
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		110,000	101,200
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		205,000	190,158
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		340,000	323,375
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		95,000	78,850
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		120,000	102,000
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		227,000	202,030
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		39,975	36,577
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		70,313	61,875
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		75,000	70,397
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		100,000	90,970
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		50,000	44,375
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		60,000	49,050
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	28,674

			12,461,043
Financials (7.1%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)		400,000	320,442
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	199,036
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		1,465,000	1,172,720
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		90,000	78,542
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		240,000	192,400
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		279,000	258,000
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		972,000	818,845
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		130,000	115,359
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		630,000	700,349
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		370,000	355,309
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		45,000	36,852
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		725,000	605,138
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		204,000	187,341
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		130,000	110,786
Athene Global Funding 144A notes 1.985%, 8/19/28		660,000	547,963
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	196,500
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	191,810
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,107,264
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	400,165
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		204,000	200,685
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		10,000	9,904
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		2,355,000	2,093,350
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		735,000	621,165
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,460,000	1,261,950
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 2.589%, 9/15/26		100,000	94,755
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		870,000	939,591
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		280,000	272,120
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		635,000	457,134
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		151,000	140,983
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		205,000	160,500
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		285,000	224,328
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	195,693
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	200,225
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		295,000	290,047
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		140,000	141,326
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,420,000	1,083,081
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		374,000	310,420
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		2,519,000	2,382,309
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		576,000	553,797
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		275,000	245,530
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		385,000	377,043
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		340,000	340,430
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		500,000	498,037
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		90,000	87,261
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		80,000	81,234
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		115,000	86,250
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		55,000	34,650
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,010,000	962,139
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		182,000	169,952
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29		335,000	309,584
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		225,000	204,750
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		311,000	279,470
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,090,000	990,504
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	380,797
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,315,000	1,179,200
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		204,000	197,990
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		970,000	968,480
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		714,000	709,496
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	189,497
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		51,000	42,815
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		713,000	742,921
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		345,000	346,433
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		67,000	56,393
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		80,000	69,013
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		60,000	44,469
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		260,000	208,382
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		85,000	83,359
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		84,000	82,204
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		30,000	27,525
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		60,000	50,400
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		189,000	146,475
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		916,000	880,452
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,035,000	1,967,233
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		289,000	246,486
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		130,000	122,252
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		35,000	28,912
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		592,000	463,338
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		95,000	88,935
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		85,000	75,296
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		50,000	40,408
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.10%, 9/15/27		98,000	92,784
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		483,000	354,213
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		242,000	189,009
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		44,000	44,110
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		465,000	347,562
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		85,000	79,657
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		135,000	127,082
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		360,000	332,482
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		43,000	40,153
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		252,000	212,819
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 2.411%, 5/15/47		293,000	222,688
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,495,000	2,114,007
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,650,000	2,544,020
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		74,000	73,335
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23		1,053,000	1,053,029
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		250,000	238,588
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		140,000	107,720
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		30,000	27,150
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		100,000	80,500
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		295,000	289,023
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		305,000	298,972
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		344,000	339,981
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	414,979
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23		420,000	417,489
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		425,000	416,233
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		2,470,000	2,343,648
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		715,000	648,806
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23		1,324,000	1,323,544
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		115,000	88,056
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		85,000	68,182
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		225,000	203,896
New York Life Global Funding 144A notes 1.10%, 5/5/23		1,176,000	1,152,829
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		45,000	41,590
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	44,688
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		150,000	121,554
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		50,000	37,289
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		100,000	87,125
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		165,000	145,562
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		1,065,000	1,028,543
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		192,000	166,154
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		80,000	72,993
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		125,000	112,500
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		100,000	94,808
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		440,000	443,688
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		430,000	423,572
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		35,000	32,069
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		390,000	302,250
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		755,000	729,805
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		435,000	402,257
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		925,000	921,575
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		760,000	732,542
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		390,000	370,869
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		141,000	126,181
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		233,000	229,306
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		589,000	570,892
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		960,000	782,274
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		105,000	101,325
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		433,000	413,286
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		162,000	142,491
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		127,000	123,825
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		98,000	84,403
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		2,835,000	2,515,964
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		92,000	89,035
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		187,000	135,288

			61,246,428
Health care (2.1%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		525,000	520,797
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		110,000	72,050
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		495,000	462,924
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		710,000	671,493
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		75,000	63,750
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		75,000	39,915
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		90,000	70,429
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		88,000	85,039
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		795,000	641,707
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		705,000	705,102
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23		712,000	715,673
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22		473,000	473,457
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		808,000	800,285
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30		540,000	443,633
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29		93,000	89,771
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		95,000	78,731
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		225,000	208,688
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		50,000	42,750
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	38,981
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		45,000	40,981
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		10,000	8,200
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		40,000	33,850
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		75,000	43,966
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		145,000	93,525
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		45,000	34,196
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		391,000	391,849
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,768,000	1,673,510
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		197,675	189,491
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		265,000	212,286
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		115,000	109,469
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51		651,000	444,591
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		96,000	92,295
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		86,000	78,414
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		105,000	104,116
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		50,000	42,536
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	177,903
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		107,000	80,785
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		28,000	27,825
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		685,000	599,311
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		172,000	169,945
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		140,000	116,423
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		40,000	34,068
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		90,000	73,917
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,130,000	1,050,983
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		35,000	30,013
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		35,000	31,850
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		120,000	97,980
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		530,000	518,457
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		955,000	882,017
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		135,000	127,196
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		123,000	115,620
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		95,000	77,781
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		55,000	46,956
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		25,000	23,993
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		190,000	171,000
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		740,000	680,800
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		75,000	63,166
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		120,000	110,710
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		215,000	177,106
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		540,000	484,060
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,455,000	1,445,803
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		535,000	533,323
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		459,000	396,503
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		540,000	522,754
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		147,000	123,066

			18,809,764
Technology (1.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		145,000	120,205
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		520,000	337,851
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		505,000	478,170
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,420,000	1,384,435
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		310,000	222,517
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		175,000	173,737
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		350,000	346,175
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		453,000	416,985
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		215,000	175,054
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		55,000	44,859
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		30,000	28,727
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		468,000	450,308
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,225,000	1,133,869
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		185,000	169,499
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		248,000	222,343
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		85,000	64,615
Central Parent, Inc./Central Merger Sub, Inc. 144A sr. notes 7.25%, 6/15/29		70,000	67,375
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		115,000	94,415
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		45,000	41,446
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		75,000	59,288
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		165,000	142,725
Google, LLC sr. unsec. notes 3.375%, 2/25/24		540,000	543,020
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		675,000	674,319
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		185,000	154,782
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		270,000	270,144
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		1,170,000	922,913
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		1,800,000	1,729,932
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		65,000	64,573
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		510,000	380,063
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,105,000	819,400
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		310,000	282,338
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		832,000	830,577
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		140,000	102,200
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		490,000	358,274
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		490,000	370,542
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		385,000	308,562
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		545,000	426,476
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		40,000	37,629
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		80,000	66,800
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		55,000	45,252
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		105,000	88,274
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29		145,000	135,681
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		295,000	247,105

			15,033,454
Transportation (0.3%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		105,000	89,645
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		105,000	96,472
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		950,000	859,728
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		370,000	324,895
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		155,000	146,410
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		210,000	199,202
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		160,000	156,843
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		315,000	313,839
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		40,000	33,931
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		40,000	35,247
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		245,000	224,401

			2,480,613
Utilities and power (1.5%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		180,000	158,746
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		405,000	325,728
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		575,000	560,105
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		140,000	118,573
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		88,000	74,453
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		45,000	31,950
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		25,000	21,868
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		40,000	33,685
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		20,000	19,000
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		150,000	136,182
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		20,000	16,169
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	8,323
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		208,000	232,804
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		205,000	180,587
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		570,000	474,902
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		775,000	732,031
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		255,000	289,356
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		585,000	558,593
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		164,000	164,200
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		495,000	433,465
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		395,000	389,936
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,080,000	973,316
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		68,000	69,021
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		78,000	74,138
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		935,000	688,526
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		286,000	250,386
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,310,000	1,101,760
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		125,000	116,056
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		68,000	67,236
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		210,000	210,213
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		17,000	19,835
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		6,000	5,876
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		65,000	58,221
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		249,000	244,425
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		410,000	325,656
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		40,000	35,700
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		350,000	349,455
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		110,000	116,467
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		560,000	480,687
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		50,000	45,427
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		85,000	71,253
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		25,000	22,380
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23		1,645,000	1,619,748
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		215,000	229,904
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		45,000	40,838
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		311,000	281,649
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		275,000	265,431
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		125,000	118,042
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		65,000	59,092

			12,901,394

Total corporate bonds and notes (cost $223,702,747)			$200,285,801

MORTGAGE-BACKED SECURITIES (7.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (2.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 20.465%, 4/15/37	$35,926	$56,045
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 15.888%, 3/15/35	66,926	84,996
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 13.562%, 6/15/34	18,052	19,496
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,420,200	506,640
REMICs Ser. 5170, Class CI, IO, 5.50%, 5/25/44	2,544,414	509,239
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	5,949,568	1,061,819
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 4.726%, 4/15/44	3,710,673	444,756
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,274,600	689,863
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,910,261	848,161
REMICs Ser. 5162, Class HI, IO, 4.00%, 11/25/51	4,186,070	758,060
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,489,340	653,972
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	5,644,982	1,077,176
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	3,176,277	723,735
REMICs Ser. 5080, Class DI, IO, 4.00%, 3/25/51	5,753,240	1,097,883
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	3,139,939	610,718
REMICs Ser. 5152, Class IE, IO, 3.50%, 10/25/51	4,608,863	810,760
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,276,808	587,209
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,315,017	416,450
REMICs Ser. 5167, IO, 3.00%, 11/25/51	4,296,567	668,159
REMICs Ser. 5127, Class AI, IO, 3.00%, 6/25/51	5,308,559	880,379
REMICs Ser. 5094, Class AI, IO, 3.00%, 4/25/41	5,908,769	781,777
REMICs Ser. 3391, PO, zero %, 4/15/37	3,080	2,710
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 30.159%, 7/25/36	10,784	19,950
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 18.614%, 3/25/36	40,543	48,687
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x ICE LIBOR USD 1 Month) + 20.12%), 15.09%, 12/25/35	19,881	26,839
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.526%, 9/25/47	3,128,738	451,263
REMICs IFB Ser. 19-43, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 4.476%, 8/25/49	2,618,971	380,544
REMICs Ser. 21-67, Class DI, IO, 4.00%, 10/25/51	5,101,279	1,101,489
REMICs Ser. 21-28, Class GI, IO, 4.00%, 5/25/51	3,540,322	722,194
REMICs Ser. 20-67, Class JI, IO, 4.00%, 9/25/50	3,776,297	712,537
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,599,965	451,042
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	5,092,866	631,488
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	5,016,418	571,872
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,131,615	604,286
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	9,030	8,127
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	667	593
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,013	892
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	103,076	21,840
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	20,264	3,828
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	913,942	120,519
Ser. 13-14, IO, 3.50%, 12/20/42	180,150	20,661
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,783,965	737,592
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	2,455,660	366,542
Ser. 16-H16, Class EI, IO, 2.718%, 6/20/66(WAC)	2,003,502	99,374
FRB Ser. 16-H16, Class LI, IO, 2.167%, 7/20/66(WAC)	8,502,811	387,085
Ser. 15-H26, Class EI, IO, 1.733%, 10/20/65(WAC)	1,021,434	48,416
Ser. 15-H25, Class BI, IO, 1.379%, 10/20/65(WAC)	1,766,483	76,312

		20,903,975
Commercial mortgage-backed securities (2.3%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.084%, 5/15/53(WAC)	3,179,975	178,243
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 2.603%, 11/17/38 (Cayman Islands)	358,206	347,460
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 3.996%, 4/15/37	335,000	336,843
AREIT, LLC 144A FRB Ser. 22-CRE7, Class A, 3.242%, 6/17/39	270,000	269,325
BANK
FRB Ser. 17-BNK8, Class B, 4.06%, 11/15/50(WAC)	275,000	256,629
FRB Ser. 19-BN22, Class C, 3.576%, 11/15/62(WAC)	382,000	326,812
FRB Ser. 19-BN20, Class XA, IO, 0.955%, 9/15/62(WAC)	3,802,709	177,516
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	395,000	360,203
FRB Ser. 19-C4, Class XA, IO, 1.706%, 8/15/52(WAC)	2,798,869	222,977
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	181,000	170,174
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 2.374%, 5/15/38 (Cayman Islands)	399,000	391,807
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	179,000	174,097
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	71,648	73,088
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	411,000	351,405
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.26%, 3/10/47(WAC)	266,000	256,718
FRB Ser. 06-C5, Class XC, IO, 0.599%, 10/15/49(WAC)	3,291,915	31
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.041%, 11/10/46(WAC)	577,000	564,965
FRB Ser. 14-CR17, Class C, 4.943%, 5/10/47(WAC)	217,000	210,213
FRB Ser. 14-CR18, Class C, 4.906%, 7/15/47(WAC)	246,000	234,286
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	233,000	234,037
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	190,000	185,526
FRB Ser. 15-LC21, Class B, 4.477%, 7/10/48(WAC)	289,000	274,027
FRB Ser. 15-LC19, Class C, 4.366%, 2/10/48(WAC)	433,000	415,894
FRB Ser. 14-UBS4, Class XA, IO, 1.248%, 8/10/47(WAC)	4,395,662	72,735
FRB Ser. 14-CR18, Class XA, IO, 1.148%, 7/15/47(WAC)	1,104,157	17,324
FRB Ser. 13-LC13, Class XA, IO, 1.145%, 8/10/46(WAC)	3,602,500	29,454
FRB Ser. 14-CR17, Class XA, IO, 1.114%, 5/10/47(WAC)	2,342,268	31,609
FRB Ser. 14-UBS6, Class XA, IO, 1.001%, 12/10/47(WAC)	3,772,643	60,132
FRB Ser. 14-CR14, Class XA, IO, 0.675%, 2/10/47(WAC)	11,338,942	77,054
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.985%, 7/10/46(WAC)	584,563	543,318
FRB Ser. 13-CR13, Class D, 5.041%, 11/10/46(WAC)	299,000	279,585
FRB Ser. 13-CR9, Class D, 4.435%, 7/10/45(WAC)	215,000	172,789
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.402%, 4/15/50(WAC)	708,000	630,179
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	255,000	245,894
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	264,000	253,624
Ser. 19-C17, Class AS, 3.278%, 9/15/52	277,000	250,819
FRB Ser. 20-C19, Class XA, IO, 1.232%, 3/15/53(WAC)	5,750,983	380,767
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.549%, 8/10/44(WAC)	621,806	593,389
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.843%, 9/25/27(WAC)	4,661,948	154,097
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.606%, 2/10/46(WAC)	5,322,289	24,362
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.843%, 6/10/47(WAC)	715,000	692,731
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.566%, 8/10/43(WAC)	435,000	323,351
FRB Ser. 13-GC14, Class B, 4.878%, 8/10/46(WAC)	219,000	217,536
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	373,000	370,056
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.806%, 4/15/47(WAC)	84,000	80,907
FRB Ser. 14-C22, Class C, 4.702%, 9/15/47(WAC)	204,000	188,670
FRB Ser. 13-C12, Class B, 4.232%, 7/15/45(WAC)	235,000	232,389
FRB Ser. 13-C12, Class C, 4.232%, 7/15/45(WAC)	378,000	368,394
FRB Ser. 14-C25, Class XA, IO, 0.967%, 11/15/47(WAC)	3,101,358	48,794
FRB Ser. 14-C19, Class XA, IO, 0.796%, 4/15/47(WAC)	3,538,882	29,390
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.17%, 12/15/46(WAC)	262,000	257,517
Ser. 14-C20, Class AS, 4.043%, 7/15/47	320,000	315,160
FRB Ser. 13-LC11, Class XA, IO, 1.36%, 4/15/46(WAC)	2,617,980	16,108
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 5.114%, 5/15/45(WAC)	253,000	187,397
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	10,238	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.212%, 2/15/47(WAC)	313,000	310,494
FRB Ser. 14-C17, Class C, 4.638%, 8/15/47(WAC)	322,000	305,736
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	215,000	213,345
FRB Ser. 15-C24, Class B, 4.482%, 5/15/48(WAC)	193,000	188,910
Ser. 13-C8, Class B, 3.647%, 12/15/48(WAC)	294,000	291,361
FRB Ser. 14-C17, Class XA, IO, 1.187%, 8/15/47(WAC)	2,391,023	32,982
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.812%, 8/15/45(WAC)	414,000	410,411
FRB Ser. 12-C6, Class D, 4.737%, 11/15/45(WAC)	265,000	262,248
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	193,000	181,965
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.254%, 7/15/49(WAC)	206,000	206,124
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 2.759%, 8/9/37 (Cayman Islands)	276,000	267,369
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	357,873	4
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.158%, 12/15/50(WAC)	3,190,112	123,922
FRB Ser. 18-C8, Class XA, IO, 0.977%, 2/15/51(WAC)	3,610,729	129,075
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.961%, 5/10/63(WAC)	319,000	138,095
FRB Ser. 12-C4, Class XA, IO, 1.687%, 12/10/45(WAC)	419,018	725
FRB Ser. 12-C2, Class XA, IO, 1.137%, 5/10/63(WAC)	2,775,358	60
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 2.712%, 6/16/36	119,992	115,793
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.434%, 7/15/46(WAC)	251,000	245,921
FRB Ser. 13-LC12, Class C, 4.434%, 7/15/46(WAC)	409,000	369,732
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	197,486
FRB Ser. 19-C52, Class XA, IO, 1.751%, 8/15/52(WAC)	2,385,986	193,124
FRB Ser. 14-LC16, Class XA, IO, 1.247%, 8/15/50(WAC)	4,268,525	67,163
FRB Ser. 16-LC25, Class XA, IO, 0.976%, 12/15/59(WAC)	4,183,593	121,730
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.434%, 7/15/46(WAC)	401,000	235,030
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	629,000	627,038
FRB Ser. 13-C11, Class C, 4.315%, 3/15/45(WAC)	628,000	620,557
Ser. 13-C11, Class AS, 3.311%, 3/15/45	290,000	287,914
Ser. 12-C10, Class AS, 3.241%, 12/15/45	222,000	219,702
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.415%, 3/15/44(WAC)	526,390	238,350
Ser. 11-C4, Class E, 5.026%, 6/15/44(WAC)	123,000	90,803
FRB Ser. 12-C9, Class D, 4.981%, 11/15/45(WAC)	291,000	284,897
FRB Ser. 13-C15, Class D, 4.67%, 8/15/46(WAC)	153,000	90,769
FRB Ser. 12-C10, Class XA, IO, 1.614%, 12/15/45(WAC)	1,850,380	2,746
FRB Ser. 12-C9, Class XB, IO, 0.885%, 11/15/45(WAC)	6,676,000	2,670

		20,232,058
Residential mortgage-backed securities (non-agency) (2.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 1.814%, 5/25/47	463,758	262,330
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.027%, 1/25/49(WAC)	63,556	61,325
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	88,558	85,169
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (ICE LIBOR USD 1 Month + 0.68%), 2.287%, 4/20/35	54,159	54,040
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 2.224%, 9/25/45	69,462	65,749
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 3.574%, 8/25/35	141,259	135,424
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 4.124%, 10/25/29 (Bermuda)	471,000	464,053
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 1.926%, 8/25/69	336,846	327,443
Ser. 21-C, Class A1, 1.62%, 3/1/61	271,401	249,207
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	250,000	232,028
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	601,000	576,721
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.792%, 5/25/35(WAC)	129,252	127,253
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	11,802	11,616
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 2.272%, 11/20/35	253,600	227,406
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 2.049%, 12/25/35	349,443	251,498
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 2.004%, 8/25/46	395,798	344,643
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 1.792%, 2/20/47	243,665	188,210
FRB Ser. 06-OA7, Class 1A2, (FEDERAL RESERVE US 12 Month Cumulative Avg 1 yr CMT+ 0.94%), 1.416%, 6/25/46	268,268	237,164
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	176,559	163,670
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	168,868	157,680
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 3.324%, 11/25/28 (Bermuda)	189,271	187,003
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 7.974%, 9/25/28	393,926	420,679
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (ICE LIBOR USD 1 Month + 5.55%), 7.174%, 7/25/28	456,170	477,591
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (ICE LIBOR USD 1 Month + 5.15%), 6.774%, 11/25/28	270,094	281,932
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 6.624%, 12/25/28	296,766	309,372
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 6.324%, 4/25/28	112,203	115,859
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (ICE LIBOR USD 1 Month + 4.65%), 6.274%, 10/25/28	1,040,349	1,075,183
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 5.174%, 8/25/29	154,918	156,855
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (ICE LIBOR USD 1 Month + 3.45%), 5.074%, 10/25/29	239,373	241,798
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 4.024%, 2/25/47	311,000	305,789
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	182,000	179,643
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 3.729%, 6/25/42	50,000	50,000
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 3.524%, 1/25/50	42,018	41,517
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 3.226%, 8/25/33	440,000	415,928
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 2.776%, 1/25/42	138,000	124,009
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 2.624%, 2/25/47	1,298,220	1,265,978
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 2.226%, 2/25/42	161,225	156,792
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 1.776%, 9/25/41	77,307	73,040
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 8.574%, 8/25/28	300,917	318,612
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 8.374%, 8/25/28	472,095	499,662
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 7.624%, 9/25/28	337,145	350,136
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 7.524%, 10/25/28	20,095	20,748
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.324%, 4/25/28	606,326	633,005
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 7.174%, 4/25/28	622,494	647,461
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 6.624%, 11/25/24	9,627	9,738
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 6.524%, 11/25/24	69,404	71,635
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 6.074%, 1/25/29	606,099	631,549
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 5.974%, 5/25/29	383,918	400,618
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 5.924%, 2/25/25	23,152	23,646
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 5.874%, 4/25/29	263,672	275,070
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 5.874%, 1/25/29	697,371	713,381
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 5.624%, 5/25/25	29,905	30,432
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 5.274%, 9/25/29	27,000	27,626
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 5.174%, 7/25/29	541,307	555,949
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 4.524%, 7/25/24	49,709	49,830
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (ICE LIBOR USD 1 Month + 2.80%), 4.424%, 2/25/30	198,780	201,466
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 2.874%, 7/25/29	66,547	66,381
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (ICE LIBOR USD 1 Month + 0.65%), 2.274%, 1/25/31	49,046	48,188
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (ICE LIBOR USD 1 Month + 0.60%), 2.224%, 11/25/29	63,959	62,840
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 4.074%, 7/25/31	14,605	14,514
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 3.926%, 4/25/42	497,000	497,000
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 3.774%, 11/25/39	135,586	131,740
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 3.674%, 1/25/40	249,677	244,784
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 2.126%, 1/25/42	91,617	89,498
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 1.826%, 11/25/41	59,022	56,614
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 1.676%, 10/25/41	36,878	36,187
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	418,009	403,531
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	196,359	182,541
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.60%), 3.224%, 10/25/28 (Bermuda)	33,730	33,641
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	357,257	355,484
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	241,691	240,990
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	221,670	217,237
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 2/25/34	319,258	307,978
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.82%, 2/25/35(WAC)	69,158	66,401
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 2.449%, 8/25/34	65,475	62,885
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 1.831%, 8/26/47(WAC)	80,741	79,547
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 2.674%, 10/25/34	211,849	208,589
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	209,000	204,592
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	167,963	157,751
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	473,434
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	403,000	360,163
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 2.474%, 5/25/47	377,172	314,320
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 1.804%, 1/25/37	89,912	82,509
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	174,000	165,059
Triangle Re, Ltd. 144A FRB Ser. 21-2, Class M1A, (ICE LIBOR USD 1 Month + 2.05%), 3.674%, 10/25/33 (Bermuda)	122,068	115,481
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR3, Class A2, 3.081%, 6/25/34(WAC)	114,146	108,076
FRB Ser. 05-AR12, Class 1A8, 2.851%, 10/25/35(WAC)	237,658	216,600
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 2.584%, 7/25/45	113,321	104,811
FRB Ser. 04-AR13, Class A2B, (ICE LIBOR USD 1 Month + 0.88%), 2.504%, 11/25/34	137,479	127,313
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 8/25/45	128,154	123,557

		21,522,397

Total mortgage-backed securities (cost $64,980,010)		$62,658,430

COLLATERALIZED LOAN OBLIGATIONS (2.0%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 2.254%, 4/23/34 (Cayman Islands)	$250,000	$240,748
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 2.144%, 4/15/34 (Cayman Islands)	500,000	482,472
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (ICE LIBOR USD 3 Month + 1.16%), 2.223%, 10/20/34 (Cayman Islands)	600,000	578,931
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME TERM SOFR 3 Month + 1.33%), 1.574%, 1/21/35 (Cayman Islands)	250,000	237,917
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 2.263%, 7/20/34 (Cayman Islands)	510,000	497,595
Aimco CLO 14, Ltd. 144A FRB Ser. 21-14A, Class A, (ICE LIBOR USD 3 Month + 0.99%), 2.053%, 4/20/34 (Cayman Islands)	250,000	238,714
Allegany Park CLO, Ltd. 144A FRB Ser. 22-1A, Class AR, (CME TERM SOFR 3 Month + 1.30%), 2.151%, 1/20/35 (Cayman Islands)	400,000	385,197
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 2.334%, 10/25/32 (Cayman Islands)	200,000	195,420
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (ICE LIBOR USD 3 Month + 1.05%), 2.113%, 4/20/34 (Cayman Islands)	250,000	241,088
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (ICE LIBOR USD 3 Month + 1.12%), 2.164%, 7/18/34 (Cayman Islands)	250,000	241,192
Ares LXI CLO, Ltd. 144A FRB Ser. 21-61A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	250,000	241,136
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 2.114%, 4/15/34 (Cayman Islands)	500,000	481,268
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	300,000	289,472
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (ICE LIBOR USD 3 Month + 1.09%), 2.153%, 4/20/31	250,000	245,167
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 2.386%, 11/22/34 (Cayman Islands)	400,000	382,901
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 2.214%, 10/15/34 (Cayman Islands)	250,000	241,354
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-1A, Class A1R2, (ICE LIBOR USD 3 Month + 0.97%), 2.014%, 4/17/31 (Cayman Islands)	697,878	681,578
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-3RA, Class A1A, (ICE LIBOR USD 3 Month + 1.05%), 2.275%, 7/27/31 (Cayman Islands)	247,958	242,509
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 2.173%, 4/20/32 (Cayman Islands)	460,000	447,704
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 2.195%, 7/27/30 (Cayman Islands)	579,000	569,004
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 2.233%, 10/20/34	500,000	480,542
Elevation CLO, Ltd. 144A FRB Ser. 17-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.23%), 2.274%, 10/15/29	431,708	426,097
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 4/20/34	265,000	256,770
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (ICE LIBOR USD 3 Month + 1.24%), 2.284%, 4/15/33 (Cayman Islands)	350,000	340,759
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	250,000	241,555
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (ICE LIBOR USD 3 Month + 1.20%), 2.244%, 4/16/34 (Cayman Islands)	350,000	336,522
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 2.274%, 10/15/31 (Cayman Islands)	249,053	244,734
HalseyPoint CLO I, Ltd. 144A FRB Ser. 19-1A, Class A1A1, (ICE LIBOR USD 3 Month + 1.35%), 2.413%, 1/20/33 (Cayman Islands)	550,000	534,895
HalseyPoint CLO II, Ltd. 144A FRB Ser. 20-2A, Class B, (ICE LIBOR USD 3 Month + 1.64%), 2.703%, 7/20/31 (Cayman Islands)	375,000	361,646
HPS Loan Management, Ltd. 144A FRB Ser. 18-2016, Class A2R, (ICE LIBOR USD 3 Month + 1.70%), 2.744%, 7/19/30 (Cayman Islands)	496,000	474,056
Jamestown CLO VI, Ltd. 144A FRB Ser. 18-6RA, Class A2B, (ICE LIBOR USD 3 Month + 1.78%), 2.964%, 4/25/30 (Cayman Islands)	323,000	313,062
LCM XXI LP 144A FRB Ser. 21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 1.943%, 4/20/28 (Cayman Islands)	221,823	219,999
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 2.364%, 4/15/32 (Cayman Islands)	220,000	213,980
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 2.334%, 1/15/35 (Cayman Islands)	250,000	240,439
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	250,000	242,134
Neuberger Berman Loan Advisers CLO 34, Ltd. 144A FRB Ser. 22-34A, Class A1R, (CME TERM SOFR 3 Month + 1.24%), 2.091%, 1/20/35 (Cayman Islands)	250,000	242,614
Neuberger Berman Loan Advisers CLO 47, Ltd. 144A FRB Ser. 22-47A, Class A, (CME TERM SOFR 3 Month + 1.30%), 1.548%, 4/14/35 (Cayman Islands)	250,000	240,347
Octagon Investment Partners 48, Ltd. 144A FRB Ser. 21-3A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.213%, 10/20/34 (Cayman Islands)	250,000	240,382
Octagon Investment Partners XXI, Ltd. 144A FRB Ser. 21-1A, Class AAR3, (ICE LIBOR USD 3 Month + 1.00%), 2.411%, 2/14/31 (Cayman Islands)	250,000	243,723
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 2.194%, 7/15/34 (Cayman Islands)	372,000	359,535
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 22-2A, Class A2, (CME TERM SOFR 3 Month + 1.90%), 2.988%, 10/15/30 (Cayman Islands)	661,000	642,631
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 3.411%, 5/15/32 (Cayman Islands)	293,000	280,609
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 2.063%, 10/20/31 (Cayman Islands)	250,000	244,121
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.10%), 2.144%, 1/15/34	274,000	262,671
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 2.204%, 10/15/34 (Cayman Islands)	218,000	208,610
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 2.233%, 7/20/34 (Cayman Islands)	564,000	548,547
RR, 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 2.164%, 4/15/36 (Cayman Islands)	603,000	583,143
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 2.214%, 7/15/34 (Cayman Islands)	250,000	240,117
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 2.233%, 7/20/34 (Cayman Islands)	508,000	488,874
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 2.763%, 1/20/29 (Cayman Islands)	224,000	214,968
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 2.534%, 7/15/32	468,000	457,231

Total collateralized loan obligations (cost $18,054,877)		$17,586,680

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)(a)
	Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)	$708,000	$592,972
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	650,000	566,313
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	390,000	341,857
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)	310,000	265,394
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	1,005,000	787,669
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	233,000	177,371
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	515,000	524,013
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	258,000	246,068
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)	320,000	266,179
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	800,000	809,000
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	825,000	823,961
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	240,000	241,793
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	470,000	390,100
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	290,000	299,701
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)	420,000	357,000
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	184,000
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	200,000	191,500
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)	620,000	546,039
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	585,000	451,181
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	300,000	274,503
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	1,277,000	1,050,943
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	210,000	262,848

Total foreign government and agency bonds and notes (cost $10,833,993)		$9,650,405

COMMODITY LINKED NOTES (1.1%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 7/24/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$4,324,000	$3,865,394
Goldman Sachs International 144A notes zero %, 3/31/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	4,963,000	5,635,274

Total commodity Linked Notes (cost $9,287,000)		$9,500,668

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$443,000	$441,893
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month + 0.80%), 2.424%, 11/25/53	126,000	126,000
FRB Ser. 21-2, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.374%, 4/25/55	505,000	505,000
FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.70%), 1.368%, 2/25/55	216,000	216,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 21-S1, Class A1, (ICE LIBOR USD 1 Month + 0.50%), 1.70%, 9/10/22	390,000	390,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A2, (ICE LIBOR USD 1 Month + 1.45%), 2.262%, 8/15/22	783,000	783,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.374%, 5/25/55	341,000	334,767
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME TERM SOFR 1 Month + 1.25%), 2.755%, 5/29/23	700,000	700,000
FRB Ser. 22-2, Class A1, (CME TERM SOFR 1 Month + 0.93%), 2.435%, 5/25/23	700,000	700,000
FRB Ser. 21-10, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.383%, 8/8/22	574,000	574,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 2.333%, 12/8/22	218,000	218,000
FRB Ser. 21-16, Class A1, (ICE LIBOR USD 1 Month + 0.62%), 2.253%, 11/7/22	630,000	630,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 2.224%, 1/25/46	245,243	244,525

Total asset-backed securities (cost $5,866,883)		$5,863,185

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 4/1/28	$79,200	$73,524
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 4.20%, 4/22/26	98,586	82,812
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28	50,000	47,607
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 5.275%, 10/19/27	83,728	76,925
Arches Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 12/6/27	72,570	66,038
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 7.402%, 11/18/29	80,000	73,200
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 6.916%, 1/30/29	65,000	54,925
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 7/31/27	44,549	40,205
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 5.406%, 6/21/24	180,724	155,724
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 3.326%, 4/3/24	67,857	63,687
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.75%), 5.416%, 11/23/27	146,871	128,574
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 6/4/28	128,700	120,656
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 6.666%, 7/22/27	102,575	94,156
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 9.416%, 7/30/28	50,000	48,400
Epicor Software Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 7/30/27	393,000	370,088
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 10/2/25	216,700	201,126
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 12/1/27	83,938	80,034
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 4.348%, 4/25/25	14,887	14,090
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 4.916%, 5/1/26	66,870	62,106
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.15%), 4.238%, 12/15/27	39,400	36,905
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	69,125	58,238
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 5.625%, 6/1/28	133,514	119,536
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 6.25%, 4/22/27	63,901	50,801
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 5.916%, 12/17/28	194,025	174,623
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 1/29/28	75,000	70,388
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 5.666%, 6/3/28	74,163	68,336
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 6.75%, 8/31/29	60,000	57,300
Quorum Health Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 6.50%), 7.50%, 4/29/25	161,039	107,360
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 9.688%, 2/28/26	75,000	48,750
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 5.916%, 11/28/25	59,400	55,044
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 10/1/25	66,089	62,392
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 5.166%, 12/17/26	402,833	370,272
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.877%, 3/28/25	138,548	126,742
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 4.019%, 7/31/27	54,452	50,879
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 6.212%, 5/3/27	70,000	64,400
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 5.392%, 4/21/28	103,688	96,106
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 3.87%, 3/2/27	174,633	161,972

Total senior loans (cost $4,003,200)		$3,633,921

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	268	$357,914
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	428	490,745

Total convertible preferred stocks (cost $707,597)		$848,659

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$55,000	$37,153
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	130,000	118,300
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	49,000	46,703

Total convertible bonds and notes (cost $202,790)		$202,156

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	401	$14,825

Total warrants (cost $1,987)				$14,825

SHORT-TERM INVESTMENTS (8.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 1.36%(AFF)	Shares	51,439,068	$51,439,068
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(P)	Shares	540,000	540,000
U.S. Treasury Bills 1.169%, 7/14/22(SEG)(SEGCCS)(SEGTBA)		$2,500,000	2,499,039
U.S. Treasury Bills 1.132%, 8/4/22(SEG)(SEGSF)(SEGCCS)		1,600,000	1,598,213
U.S. Treasury Bills 1.155%, 7/28/22(SEG)(SEGSF)(SEGCCS)		10,100,000	10,091,837
U.S. Treasury Bills 1.239%, 7/21/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		4,100,000	4,097,688
U.S. Treasury Bills 0.859%, 7/5/22(SEG)(SEGSF)		269,000	268,975

Total short-term investments (cost $70,533,915)			$70,534,820
TOTAL INVESTMENTS

Total investments (cost $1,044,459,490)			$1,067,876,472

	FORWARD CURRENCY CONTRACTS at 6/30/22 (aggregate face value $20,236,220) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/21/22	$55,958	$57,719	$1,761
	Barclays Bank PLC
		Swedish Krona	Buy	9/21/22	985,237	1,031,419	(46,182)
	Citibank, N.A.
		Danish Krone	Sell	9/21/22	312,707	319,683	6,976
	HSBC Bank USA, National Association
		Hong Kong Dollar	Buy	8/17/22	877,266	877,658	(392)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	7/20/22	231,047	238,164	7,117
		Norwegian Krone	Sell	9/21/22	332,564	346,700	14,136
		Singapore Dollar	Buy	8/17/22	174,352	174,911	(559)
		South Korean Won	Sell	8/17/22	1,464,703	1,506,111	41,408
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Sell	7/20/22	2,229,209	2,296,676	67,467
		Euro	Sell	9/21/22	1,890,064	1,937,321	47,257
	NatWest Markets PLC
		British Pound	Sell	9/21/22	3,083,280	3,180,166	96,886
		Japanese Yen	Buy	8/17/22	918,480	961,150	(42,670)
		Swiss Franc	Buy	9/21/22	740,711	738,047	2,664
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/20/22	588,283	651,877	(63,594)
		Chinese Yuan (Offshore)	Buy	8/17/22	559,067	555,547	3,520
		Swiss Franc	Buy	9/21/22	2,468,296	2,459,512	8,784
	UBS AG
		Australian Dollar	Buy	7/20/22	570,887	632,500	(61,613)
	WestPac Banking Corp.
		Japanese Yen	Buy	8/17/22	2,170,518	2,271,059	(100,541)

	Unrealized appreciation						297,976

	Unrealized (depreciation)						(315,551)

	Total						$(17,575)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	395	$36,464,109	$36,667,850	Sep-22	$116,521
Russell 2000 Index E-Mini (Long)	19	1,622,591	1,622,600	Sep-22	(74,547)
S&P 500 Index E-Mini (Long)	9	1,703,421	1,705,275	Sep-22	(7,442)
S&P 500 Index E-Mini (Short)	667	126,242,423	126,379,825	Sep-22	2,108,915
S&P Mid Cap 400 Index E-Mini (Long)	1	226,892	226,800	Sep-22	(2)
S&P Mid Cap 400 Index E-Mini (Short)	64	14,521,088	14,515,200	Sep-22	839,234
U.S. Treasury Bond 30 yr (Long)	137	18,991,625	18,991,625	Sep-22	(310,503)
U.S. Treasury Bond Ultra 30 yr (Long)	238	36,733,813	36,733,813	Sep-22	(907,614)
U.S. Treasury Bond Ultra 30 yr (Short)	3	463,031	463,031	Sep-22	11,384
U.S. Treasury Note 2 yr (Long)	316	66,364,938	66,364,938	Sep-22	(369,101)
U.S. Treasury Note 5 yr (Long)	664	74,534,000	74,534,000	Sep-22	(748,494)
U.S. Treasury Note 5 yr (Short)	21	2,357,250	2,357,250	Sep-22	22,312
U.S. Treasury Note 10 yr (Long)	314	37,218,813	37,218,813	Sep-22	(515,863)
U.S. Treasury Note Ultra 10 yr (Short)	26	3,311,750	3,311,750	Sep-22	55,629

Unrealized appreciation					3,153,995

Unrealized (depreciation)					(2,933,566)

Total					$220,429

TBA SALE COMMITMENTS OUTSTANDING at 6/30/22 (proceeds receivable $76,230,000) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 7/1/52	$12,000,000	7/14/22	$12,241,872
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	7,000,000	8/11/22	7,010,665
Uniform Mortgage-Backed Securities, 4.50%, 7/1/52	12,000,000	7/14/22	12,044,064
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	4,000,000	8/11/22	3,935,779
Uniform Mortgage-Backed Securities, 4.00%, 7/1/52	11,000,000	7/14/22	10,843,589
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	7,000,000	8/11/22	6,506,714
Uniform Mortgage-Backed Securities, 2.50%, 8/1/52	12,000,000	8/11/22	10,770,931
Uniform Mortgage-Backed Securities, 2.00%, 8/1/52	16,000,000	8/11/22	13,867,250

Total			$77,220,864

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$47,999,000	$305,274	(E)	$(98,898)	9/21/24	Secured Overnight Financing Rate — Annually	3.40% — Annually	$206,376
		62,864,000	399,815	(E)	130,605	9/21/24	3.40% — Annually	Secured Overnight Financing Rate — Annually	(269,210)
		45,666,000	1,010,132	(E)	516,990	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(511,078)
		16,825,000	556,908	(E)	(265,372)	9/21/32	Secured Overnight Financing Rate — Annually	3.20% — Annually	291,536
		15,037,000	497,725	(E)	236,562	9/21/32	3.20% — Annually	Secured Overnight Financing Rate — Annually	(261,163)
		11,512,000	1,055,996	(E)	(689,835)	9/21/52	Secured Overnight Financing Rate — Annually	3.10% — Annually	366,161
		1,837,000	4,550		(63)	7/5/52	Secured Overnight Financing Rate — Annually	2.657% — Annually	4,488

	Total				$(170,011)				$(172,890)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$14,447,732	$14,447,732	$—	7/30/23	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$—
	14,434,322	14,434,322	—	6/30/23	Secured Overnight Financing Rate plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	—
	Goldman Sachs International
	18,758,122	18,892,268	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	141,166
	18,788,877	18,978,096	—	12/15/25	Secured Overnight Financing Rate minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(215,810)
	7,700	7,750	—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	Evraz PLC — Monthly	45

	Upfront premium received		—	Unrealized appreciation			141,211

	Upfront premium (paid)		—	Unrealized (depreciation)			(215,810)

		Total	$—			Total	$(74,599)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Textron, Inc.	Capital goods	3,020	$184,442	1.28%
General Dynamics Corp.	Capital goods	825	182,553	1.26%
Gartner, Inc.	Consumer cyclicals	754	182,226	1.26%
Palo Alto Networks, Inc.	Technology	368	181,729	1.26%
Apartment Income REIT Corp.	Financials	4,354	181,113	1.25%
MGIC Investment Corp.	Financials	14,360	180,937	1.25%
Constellation Energy Corp.	Utilities and power	3,157	180,775	1.25%
Bio-Rad Laboratories, Inc. Class A	Health care	365	180,582	1.25%
Allison Transmission Holdings, Inc.	Capital goods	4,694	180,471	1.25%
Cadence Design Systems, Inc.	Technology	1,199	179,873	1.24%
Virtu Financial, Inc. Class A	Financials	7,681	179,821	1.24%
Wintrust Financial Corp.	Financials	2,244	179,818	1.24%
AbbVie, Inc.	Health care	1,174	179,797	1.24%
Molina Healthcare, Inc.	Health care	643	179,746	1.24%
Synopsys, Inc.	Technology	591	179,532	1.24%
Pure Storage, Inc. Class A	Technology	6,981	179,472	1.24%
O'Reilly Automotive, Inc.	Consumer cyclicals	284	179,377	1.24%
Unum Group	Financials	5,263	179,044	1.24%
Hologic, Inc.	Health care	2,572	178,240	1.23%
Ulta Beauty, Inc.	Consumer staples	462	178,089	1.23%
Toll Brothers, Inc.	Consumer cyclicals	3,977	177,370	1.23%
Manhattan Associates, Inc.	Technology	1,546	177,157	1.23%
STORE Capital Corp.	Financials	6,782	176,869	1.22%
East West Bancorp, Inc.	Financials	2,724	176,494	1.22%
American International Group, Inc.	Financials	3,420	174,884	1.21%
Live Nation Entertainment, Inc.	Consumer cyclicals	2,112	174,373	1.21%
CF Industries Holdings, Inc.	Basic materials	2,032	174,210	1.21%
Autonation, Inc.	Consumer cyclicals	1,552	173,461	1.20%
Procore Technologies, Inc.	Technology	3,817	173,262	1.20%
Uber Technologies, Inc.	Consumer staples	8,427	172,426	1.19%
penske Automotive Group, Inc.	Consumer cyclicals	1,644	172,125	1.19%
Monolithic Power Systems, Inc.	Technology	446	171,163	1.18%
ManpowerGroup, Inc.	Consumer staples	2,240	171,142	1.18%
Boyd Gaming Corp.	Consumer cyclicals	3,415	169,909	1.18%
ON Semiconductor Corp.	Technology	3,308	166,409	1.15%
NRG Energy, Inc.	Utilities and power	4,360	166,405	1.15%
Targa Resources Corp.	Energy	2,787	166,292	1.15%
RingCentral, Inc. Class A	Technology	3,179	166,126	1.15%
WestRock Co.	Basic materials	4,139	164,910	1.14%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	2,505	164,625	1.14%
Valero Energy Corp.	Energy	1,549	164,609	1.14%
PVH Corp.	Consumer cyclicals	2,832	161,151	1.12%
Nordstrom, Inc.	Consumer cyclicals	7,594	160,471	1.11%
Booking Holdings, Inc.	Consumer cyclicals	89	156,391	1.08%
Johnson Controls International PLC	Capital goods	3,240	155,146	1.07%
Travel + Leisure Co.	Consumer cyclicals	3,927	152,449	1.06%
Albertsons Cos., Inc. Class A	Consumer staples	5,703	152,381	1.05%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	5,136	150,282	1.04%
Apollo Global Management, Inc.	Financials	3,064	148,563	1.03%
Expedia Group, Inc.	Consumer cyclicals	1,552	147,169	1.02%
Wix.com, Ltd. (Israel)	Technology	2,221	145,587	1.01%
Teradata Corp.	Technology	3,928	145,359	1.01%
Pinterest, Inc. Class A	Technology	7,952	144,413	1.00%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
BWX Technologies, Inc.	Capital goods	3,384	$186,441	1.29%
Erie Indemnity Co. Class A	Financials	967	185,896	1.29%
NextEra Energy, Inc.	Utilities and power	2,383	184,600	1.28%
Digital Realty Trust, Inc.	Financials	1,422	184,575	1.28%
Catalent, Inc.	Health care	1,706	183,076	1.27%
Liberty Broadband Corp. Class C	Communication services	1,579	182,588	1.26%
New York Community Bancorp, Inc.	Financials	19,992	182,523	1.26%
Ball Corp.	Capital goods	2,650	182,241	1.26%
Kemper Corp.	Financials	3,796	181,805	1.26%
Equifax, Inc.	Consumer cyclicals	993	181,567	1.26%
Domino's Pizza, Inc.	Consumer staples	466	181,449	1.26%
Berkshire Hathaway, Inc. Class B	Financials	662	180,833	1.25%
Commerce Bancshares, Inc./MO	Financials	2,754	180,798	1.25%
RPM International, Inc.	Basic materials	2,285	179,847	1.25%
Tyler Technologties, Inc.	Technology	540	179,604	1.24%
Broadridge Financial Solutions, Inc.	Financials	1,259	179,441	1.24%
Welltower, Inc.	Financials	2,176	179,207	1.24%
Air Products & Chemicals, Inc.	Basic materials	745	179,163	1.24%
Becton Dickinson and Co.	Health care	726	179,073	1.24%
Cooper Cos., Inc. (The)	Health care	570	178,489	1.24%
NortonLifeLock, Inc.	Technology	8,122	178,363	1.24%
T Rowe Price Group, Inc.	Financials	1,568	178,165	1.23%
Stanley Black & Decker, Inc.	Consumer cyclicals	1,696	177,805	1.23%
Wolfspeed, Inc.	Technology	2,797	177,461	1.23%
Pool Corp.	Consumer staples	505	177,342	1.23%
Ross Stores, Inc.	Consumer cyclicals	2,522	177,138	1.23%
Organon & Co.	Health care	5,239	176,829	1.23%
Take-Two Interactive Software, Inc.	Technology	1,443	176,786	1.22%
TD SYNNEX Corp.	Technology	1,938	176,559	1.22%
VF Corp.	Consumer cyclicals	3,989	176,180	1.22%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	5,028	175,540	1.22%
CarMax, Inc.	Consumer cyclicals	1,936	175,147	1.21%
Texas Instruments, Inc.	Technology	1,139	174,956	1.21%
Five Below, Inc.	Consumer cyclicals	1,541	174,815	1.21%
Wynn Resorts, Ltd.	Consumer cyclicals	3,045	173,498	1.20%
Viasat, Inc.	Communication services	5,569	170,569	1.18%
Ceridian HCM Holding, Inc.	Technology	3,575	168,310	1.17%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	2,668	167,969	1.16%
Universal Health Services, Inc. Class B	Health care	1,615	162,661	1.13%
Param,ount Global Class B	Consumer cyclicals	6,566	162,048	1.12%
Pioneer Natural Resources Co.	Energy	724	161,519	1.12%
NCR Corp.	Technology	5,069	157,708	1.09%
Scotts Miracle-Gro Co. (The)	Consumer cyclicals	1,986	156,882	1.09%
Shift4 Payments, Inc. Class A	Consumer cyclicals	4,704	155,510	1.08%
Boston Beer Co., Inc. Class A	Consumer staples	501	151,704	1.05%
New Fortress Energy, Inc.	Energy	3,817	151,049	1.05%
Polaris, Inc.	Consumer cyclicals	1,511	150,030	1.04%
Exact Sciences Corp.	Health care	3,782	148,972	1.03%
Thor Industries, Inc.	Consumer cyclicals	1,924	143,811	1.00%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	12,572	139,797	0.97%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
FactSet Research Systems, Inc.	Consumer cyclicals	352	$135,218	0.72%
Keysight Technologies, Inc.	Technology	909	125,291	0.66%
PepsiCo, Inc.	Consumer staples	747	124,478	0.66%
Weyerhaeuser Co.	Basic materials	3,717	123,122	0.65%
Eiffage SA (France)	Basic materials	1,350	121,237	0.64%
Nitto Denko Corp. (Japan)	Basic materials	1,869	120,780	0.64%
Merck & Co., Inc.	Health care	1,312	119,647	0.63%
Hershey Co. (The)	Consumer staples	551	118,554	0.63%
Exxon Mobil Corp.	Energy	1,373	117,592	0.62%
Diageo PLC (United Kingdom)	Consumer staples	2,732	117,128	0.62%
Moncler SpA (Italy)	Consumer cyclicals	2,595	111,025	0.59%
ConocoPhillips	Energy	1,216	109,237	0.58%
Colgate-Palmolive Co.	Consumer staples	1,361	109,091	0.58%
SEI Investments Co.	Financials	2,014	108,783	0.58%
GlaxoSmithKline PLC (United Kingdom)	Health care	5,017	107,575	0.57%
Camden Property Trust	Financials	796	107,013	0.57%
Hartford Financial Services Group, Inc. (The)	Financials	1,621	106,042	0.56%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	5,548	106,007	0.56%
Dai Nippon Printing Co., Ltd. (Japan)	Consumer cyclicals	4,919	105,940	0.56%
Exor NV (Netherlands)	Financials	1,630	101,329	0.54%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	4,190	99,062	0.52%
MSCI, Inc.	Technology	240	98,738	0.52%
Tokyo Gas Co., Ltd. (Japan)	Utilities and power	4,759	98,337	0.52%
W.R. Berkley Corp.	Financials	1,440	98,272	0.52%
Agilent Technologies, Inc.	Technology	820	97,420	0.52%
Toppan, Inc. (Japan)	Consumer cyclicals	5,773	96,338	0.51%
Lockheed Martin Corp.	Capital goods	219	94,353	0.50%
Rheinmetall AG (Germany)	Capital goods	408	94,013	0.50%
Baloise Holding AG (Switzerland)	Financials	574	93,464	0.49%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	14,679	92,315	0.49%
Marubeni Corp. (Japan)	Conglomerates	10,028	90,350	0.48%
Repsol SA (Spain)	Energy	6,122	89,929	0.48%
KDDI Corp. (Japan)	Communication services	2,823	89,120	0.47%
Telefonica SA (Spain)	Communication services	17,260	87,734	0.46%
WH Group, Ltd. (Hong Kong)	Consumer staples	113,567	87,705	0.46%
Avery Dennison Corp.	Basic materials	538	87,084	0.46%
AT&T, Inc.	Communication services	4,139	86,758	0.46%
Fortive Corp.	Capital goods	1,549	84,235	0.45%
Airbnb, Inc. Class A	Consumer staples	941	83,806	0.44%
Cummins, Inc.	Capital goods	424	82,035	0.43%
Synopsys, Inc.	Technology	267	81,172	0.43%
Pentair PLC	Capital goods	1,769	80,947	0.43%
Accenture PLC Class A	Technology	289	80,378	0.43%
Edenred (France)	Consumer cyclicals	1,702	80,037	0.42%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	5,086	80,024	0.42%
Chevron Corp.	Energy	552	79,859	0.42%
Qualcomm, Inc.	Technology	623	79,544	0.42%
American Financial Group, Inc.	Financials	570	79,149	0.42%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	149	78,764	0.42%
Cadence Design Systems, Inc.	Technology	524	78,644	0.42%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Rollins, Inc.	Consumer cyclicals	3,835	$133,923	0.71%
Moody's Corp.	Consumer cyclicals	479	130,320	0.69%
Realty Income Corp.	Financials	1,892	129,145	0.68%
Cooper Cos., Inc. (The)	Health care	410	128,405	0.68%
Visa, Inc. Class A	Financials	642	126,463	0.67%
Broadridge Financial Solutions, Inc.	Financials	877	124,962	0.66%
Allianz SE (Germany)	Financials	639	121,877	0.64%
Alexandria Real Estate Equities, Inc.	Financials	835	121,140	0.64%
AXA SA (France)	Financials	5,223	118,558	0.62%
Prudential Financial, Inc.	Financials	1,221	116,846	0.62%
Welltower, Inc.	Financials	1,366	112,500	0.59%
Air Liquide SA (France)	Basic materials	805	108,016	0.57%
Toyota Motor Corp. (Japan)	Consumer cyclicals	6,937	107,365	0.57%
Heineken NV (Netherlands)	Consumer staples	1,172	106,826	0.56%
Ingersoll Rand, Inc.	Capital goods	2,538	106,813	0.56%
VF Corp.	Consumer cyclicals	2,411	106,507	0.56%
S&P Global, Inc.	Consumer cyclicals	310	104,521	0.55%
STERIS PLC	Health care	506	104,259	0.55%
Enbridge, Inc. (Canada)	Utilities and power	2,377	100,369	0.53%
Orange SA (France)	Communication services	8,402	98,791	0.52%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	5,558	96,430	0.51%
SoftBank Corp. (Japan)	Communication services	8,642	95,957	0.51%
Berkshire Hathaway, Inc. Class B	Financials	348	94,965	0.50%
Assicurazioni Generali SpA (Italy)	Financials	5,932	94,653	0.50%
Tower Semiconductor, Ltd. (Israel)	Technology	2,049	94,618	0.50%
Digital Realty Trust, Inc.	Financials	717	93,122	0.49%
Atmos Energy Corp.	Utilities and power	827	92,668	0.49%
REA Group, Ltd. (Australia)	Technology	1,182	91,235	0.48%
Pioneer Natural Resources Co.	Energy	402	89,720	0.47%
Molson Coors Beverage Co. Class B	Consumer staples	1,642	89,512	0.47%
Bouygues SA (France)	Conglomerates	2,906	89,397	0.47%
BHP Group, Ltd. (ASE Exchange) (Australia)	Basic materials	3,107	88,471	0.47%
Henderson Land Development Co., Ltd. (Hong Kong)	Financials	23,601	88,428	0.47%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	3,117	87,719	0.46%
Equifax, Inc.	Consumer cyclicals	480	87,664	0.46%
Catalent, Inc.	Health care	810	86,938	0.46%
Elanco Animal Health, Inc.	Health care	4,390	86,174	0.45%
TransCanada Corp. (Canada)	Energy	1,659	85,966	0.45%
Otsuka Holdings Company, Ltd. (Japan)	Health care	2,420	85,931	0.45%
Hess Corp.	Energy	811	85,895	0.45%
Koei Tecmo Holdings Co., Ltd. (Japan)	Technology	2,659	85,832	0.45%
Imperial Brands PLC (United Kingdom)	Consumer staples	3,813	85,217	0.45%
Naturgy Energy Group SA (Spain)	Utilities and power	2,954	85,034	0.45%
BNP Paribas SA (France)	Financials	1,742	82,804	0.44%
J Sainsbury PLC (United Kingdom)	Consumer staples	33,268	82,613	0.44%
T Rowe Price Group, Inc.	Financials	721	81,886	0.43%
Enel SpA (Italy)	Utilities and power	14,918	81,603	0.43%
Kubota Corp. (Japan)	Capital goods	5,447	81,382	0.43%
CGI Group, Inc. Class A (Canada)	Technology	1,008	80,259	0.42%
Saputo, Inc. (Canada)	Consumer staples	3,670	80,024	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$957	$12,575	$2,798	5/11/63	300 bp — Monthly	$(1,835)
	CMBX NA BBB-.6 Index	B+/P	1,868	27,844	6,195	5/11/63	300 bp — Monthly	(4,313)
	CMBX NA BBB-.6 Index	B+/P	3,828	55,687	12,390	5/11/63	300 bp — Monthly	(8,535)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	23,165	41,000	8,032	11/18/54	500 bp — Monthly	15,167
	CMBX NA BB.6 Index	CCC+/P	27,399	175,677	68,251	5/11/63	500 bp — Monthly	(40,705)
	CMBX NA BB.7 Index	B/P	21,179	415,000	130,933	1/17/47	500 bp — Monthly	(109,408)
	CMBX NA BB.9 Index	B/P	814	4,000	1,171	9/17/58	500 bp — Monthly	(353)
	CMBX NA BB.9 Index	B/P	8,577	42,000	12,293	9/17/58	500 bp — Monthly	(3,681)
	CMBX NA BBB-.10 Index	BB+/P	2,978	24,000	4,183	11/17/59	300 bp — Monthly	(1,193)
	CMBX NA BBB-.10 Index	BB+/P	4,255	39,000	6,798	11/17/59	300 bp — Monthly	(2,524)
	CMBX NA BBB-.12 Index	BBB-/P	626	15,000	2,700	8/17/61	300 bp — Monthly	(2,067)
	CMBX NA BBB-.12 Index	BBB-/P	6,600	112,000	20,160	8/17/61	300 bp — Monthly	(13,504)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	9,898	74,000	23,347	1/17/47	500 bp — Monthly	(13,387)
	CMBX NA BBB-.7 Index	BB-/P	11,936	151,000	28,222	1/17/47	300 bp — Monthly	(16,211)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(34)	2,000	128	12/16/72	200 bp — Monthly	(161)
	CMBX NA A.14 Index	A-/P	(153)	9,000	576	12/16/72	200 bp — Monthly	(726)
	CMBX NA A.6 Index	BBB+/P	282	7,200	708	5/11/63	200 bp — Monthly	(424)
	CMBX NA A.6 Index	BBB+/P	593	9,600	945	5/11/63	200 bp — Monthly	(348)
	CMBX NA A.6 Index	BBB+/P	1,900	12,800	1,260	5/11/63	200 bp — Monthly	645
	CMBX NA A.6 Index	BBB+/P	417	14,400	1,417	5/11/63	200 bp — Monthly	(995)
	CMBX NA A.6 Index	BBB+/P	(48)	20,000	1,968	5/11/63	200 bp — Monthly	(2,009)
	CMBX NA A.6 Index	BBB+/P	(225)	22,400	2,204	5/11/63	200 bp — Monthly	(2,421)
	CMBX NA A.7 Index	BBB+/P	1,462	29,000	1,537	1/17/47	200 bp — Monthly	(65)
	CMBX NA BB.9 Index	B/P	213	1,000	293	9/17/58	500 bp — Monthly	(79)
	CMBX NA BBB-.14 Index	BBB-/P	135	3,000	626	12/16/72	300 bp — Monthly	(489)
	CMBX NA BBB-.6 Index	B+/P	1,064	19,760	4,396	5/11/63	300 bp — Monthly	(3,322)
	CMBX NA BBB-.6 Index	B+/P	3,189	30,538	6,795	5/11/63	300 bp — Monthly	(3,590)
	CMBX NA BBB-.6 Index	B+/P	4,641	49,400	10,991	5/11/63	300 bp — Monthly	(6,325)
	CMBX NA BBB-.6 Index	B+/P	15,560	185,924	41,367	5/11/63	300 bp — Monthly	(25,713)
	CMBX NA BBB-.7 Index	BB-/P	5,300	62,000	11,588	1/17/47	300 bp — Monthly	(6,257)
	CMBX NA BBB-.7 Index	BB-/P	5,793	68,000	12,709	1/17/47	300 bp — Monthly	(6,883)
	CMBX NA BBB-.7 Index	BB-/P	19,769	251,000	46,912	1/17/47	300 bp — Monthly	(27,018)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(152)	29,000	1,769	12/16/72	200 bp — Monthly	(1,912)
	CMBX NA A.14 Index	A-/P	(450)	68,000	4,352	12/16/72	200 bp — Monthly	(4,779)
	CMBX NA A.7 Index	BBB+/P	11,139	254,000	13,462	1/17/47	200 bp — Monthly	(2,239)
	CMBX NA BB.10 Index	B+/P	4,092	51,000	16,590	5/11/63	500 bp — Monthly	(12,456)
	CMBX NA BB.7 Index	B/P	112,621	230,000	72,565	1/17/47	500 bp — Monthly	40,247
	CMBX NA BBB-.12 Index	BBB-/P	2,643	22,000	3,960	8/17/61	300 bp — Monthly	(1,306)
	Merrill Lynch International
	CMBX NA BB.9 Index	B/P	4,456	21,000	6,147	9/17/58	500 bp — Monthly	(1,673)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(9,803)	657,000	40,077	12/16/72	200 bp — Monthly	(47,636)
	CMBX NA A.14 Index	A-/P	(25)	2,000	128	12/16/72	200 bp — Monthly	(153)
	CMBX NA A.14 Index	A-/P	(96)	6,000	384	12/16/72	200 bp — Monthly	(478)
	CMBX NA A.6 Index	BBB+/P	2,840	25,600	2,519	5/11/63	200 bp — Monthly	330
	CMBX NA BB.6 Index	CCC+/P	16,453	61,625	23,941	5/11/63	500 bp — Monthly	(7,437)
	CMBX NA BB.6 Index	CCC+/P	33,019	123,250	47,883	5/11/63	500 bp — Monthly	(14,761)
	CMBX NA BB.9 Index	B/P	1,047	5,000	1,464	9/17/58	500 bp — Monthly	(412)
	CMBX NA BBB-.12 Index	BBB-/P	2,711	46,000	8,280	8/17/61	300 bp — Monthly	(5,546)
	CMBX NA BBB-.12 Index	BBB-/P	2,576	60,000	10,800	8/17/61	300 bp — Monthly	(8,194)

Upfront premium received			377,995		Unrealized appreciation			56,389

Upfront premium (paid)			(10,986)		Unrealized (depreciation)			(413,523)

	Total		$367,009				Total	$(357,134)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(4,069)	$39,200	$3,857	5/11/63	(200 bp) — Monthly	$(226)
	CMBX NA A.6 Index	(3,985)	32,800	3,228	5/11/63	(200 bp) — Monthly	(769)
	CMBX NA A.6 Index	(410)	4,000	394	5/11/63	(200 bp) — Monthly	(18)
	CMBX NA A.6 Index	(243)	2,400	236	5/11/63	(200 bp) — Monthly	(8)
	CMBX NA A.6 Index	(81)	800	79	5/11/63	(200 bp) — Monthly	(2)
	CMBX NA A.6 Index	(82)	800	79	5/11/63	(200 bp) — Monthly	(4)
	CMBX NA A.6 Index	(82)	800	79	5/11/63	(200 bp) — Monthly	(4)
	CMBX NA A.7 Index	(1,357)	183,000	9,699	1/17/47	(200 bp) — Monthly	8,281
	CMBX NA BB.10 Index	(30,138)	125,000	40,663	11/17/59	(500 bp) — Monthly	10,421
	CMBX NA BB.10 Index	(13,515)	53,000	17,241	11/17/59	(500 bp) — Monthly	3,682
	CMBX NA BB.10 Index	(4,696)	45,000	14,639	11/17/59	(500 bp) — Monthly	9,905
	CMBX NA BB.10 Index	(4,167)	38,000	12,361	11/17/59	(500 bp) — Monthly	8,163
	CMBX NA BB.11 Index	(1,787)	26,000	5,093	11/18/54	(500 bp) — Monthly	3,284
	CMBX NA BB.11 Index	(1,296)	10,000	1,959	11/18/54	(500 bp) — Monthly	655
	CMBX NA BB.11 Index	(259)	5,000	980	11/18/54	(500 bp) — Monthly	716
	CMBX NA BB.8 Index	(12,404)	34,787	12,917	10/17/57	(500 bp) — Monthly	484
	CMBX NA BB.8 Index	(3,725)	28,989	10,764	10/17/57	(500 bp) — Monthly	7,015
	CMBX NA BB.9 Index	(4,232)	41,000	12,001	9/17/58	(500 bp) — Monthly	7,735
	CMBX NA BB.9 Index	(1,371)	34,000	9,952	9/17/58	(500 bp) — Monthly	8,553
	CMBX NA BBB-.10 Index	(16,982)	57,000	9,935	11/17/59	(300 bp) — Monthly	(7,075)
	CMBX NA BBB-.10 Index	(4,183)	17,000	2,963	11/17/59	(300 bp) — Monthly	(1,229)
	CMBX NA BBB-.10 Index	(3,579)	15,000	2,615	11/17/59	(300 bp) — Monthly	(972)
	CMBX NA BBB-.12 Index	(61,189)	194,000	34,920	8/17/61	(300 bp) — Monthly	(26,366)
	CMBX NA BBB-.12 Index	(14,363)	43,000	7,740	8/17/61	(300 bp) — Monthly	(6,644)
	CMBX NA BBB-.12 Index	(13,709)	39,000	7,020	8/17/61	(300 bp) — Monthly	(6,708)
	CMBX NA BBB-.12 Index	(13,039)	37,000	6,660	8/17/61	(300 bp) — Monthly	(6,398)
	CMBX NA BBB-.12 Index	(6,849)	36,000	6,480	8/17/61	(300 bp) — Monthly	(387)
	CMBX NA BBB-.12 Index	(5,415)	24,000	4,320	8/17/61	(300 bp) — Monthly	(1,107)
	CMBX NA BBB-.12 Index	(847)	5,000	900	8/17/61	(300 bp) — Monthly	51
	CMBX NA BBB-.14 Index	(199)	1,000	209	12/16/72	(300 bp) — Monthly	9
	CMBX NA BBB-.14 Index	(112)	1,000	209	12/16/72	(300 bp) — Monthly	96
	CMBX NA BBB-.8 Index	(17,500)	112,000	19,342	10/17/57	(300 bp) — Monthly	1,786
	CMBX NA BBB-.8 Index	(8,061)	51,000	8,808	10/17/57	(300 bp) — Monthly	721
	CMBX NA BBB-.8 Index	(8,093)	51,000	8,808	10/17/57	(300 bp) — Monthly	689
	CMBX NA BBB-.8 Index	(6,789)	51,000	8,808	10/17/57	(300 bp) — Monthly	1,993
	CMBX NA BBB-.8 Index	(6,660)	48,000	8,290	10/17/57	(300 bp) — Monthly	1,606
	CMBX NA BBB-.8 Index	(3,330)	24,000	4,145	10/17/57	(300 bp) — Monthly	803
	CMBX NA BBB-.8 Index	(3,292)	23,000	3,972	10/17/57	(300 bp) — Monthly	669
	CMBX NA BBB-.9 Index	(4,495)	19,000	3,257	9/17/58	(300 bp) — Monthly	(1,248)
	Credit Suisse International
	CMBX NA BB.10 Index	(11,178)	94,000	30,578	11/17/59	(500 bp) — Monthly	19,322
	CMBX NA BB.10 Index	(12,542)	94,000	30,578	11/17/59	(500 bp) — Monthly	17,958
	CMBX NA BB.10 Index	(6,091)	49,000	15,940	11/17/59	(500 bp) — Monthly	9,808
	CMBX NA BB.7 Index	(53,129)	323,000	101,907	1/17/47	(500 bp) — Monthly	48,508
	CMBX NA BB.7 Index	(31,728)	172,000	54,266	1/17/47	(500 bp) — Monthly	22,395
	CMBX NA BB.7 Index	(2,136)	111,293	43,237	5/11/63	(500 bp) — Monthly	41,009
	CMBX NA BB.8 Index	(2,804)	15,461	5,741	10/17/57	(500 bp) — Monthly	2,924
	Goldman Sachs International
	CMBX NA BB.10 Index	(2,036)	9,000	2,928	11/17/59	(500 bp) — Monthly	884
	CMBX NA BB.6 Index	(18,117)	114,052	44,309	5/11/63	(500 bp) — Monthly	26,097
	CMBX NA BB.6 Index	(8,695)	78,181	30,373	5/11/63	(500 bp) — Monthly	21,613
	CMBX NA BB.7 Index	(32,123)	190,000	59,945	1/17/47	(500 bp) — Monthly	27,663
	CMBX NA BB.7 Index	(18,478)	91,000	28,711	1/17/47	(500 bp) — Monthly	10,157
	CMBX NA BB.7 Index	(2,949)	18,000	5,679	1/17/47	(500 bp) — Monthly	2,715
	CMBX NA BB.8 Index	(25,420)	66,676	24,757	10/17/57	(500 bp) — Monthly	(719)
	CMBX NA BB.8 Index	(17,998)	48,316	17,940	10/17/57	(500 bp) — Monthly	(98)
	CMBX NA BB.8 Index	(13,670)	37,686	13,993	10/17/57	(500 bp) — Monthly	291
	CMBX NA BB.8 Index	(13,694)	37,686	13,993	10/17/57	(500 bp) — Monthly	268
	CMBX NA BB.8 Index	(11,909)	33,821	12,558	10/17/57	(500 bp) — Monthly	620
	CMBX NA BB.8 Index	(1,699)	14,495	5,382	10/17/57	(500 bp) — Monthly	3,670
	CMBX NA BBB-.12 Index	(1,351)	4,000	720	8/17/61	(300 bp) — Monthly	(633)
	CMBX NA BBB-.8 Index	(3,881)	30,000	5,181	10/17/57	(300 bp) — Monthly	1,285
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(26,255)	46,909	18,224	5/11/63	(500 bp) — Monthly	(8,070)
	CMBX NA BB.8 Index	(3,965)	7,731	2,870	10/17/57	(500 bp) — Monthly	(1,101)
	CMBX NA BBB-.10 Index	(49,681)	394,000	68,674	11/17/59	(300 bp) — Monthly	18,796
	CMBX NA BBB-.14 Index	(61)	1,000	209	12/16/72	(300 bp) — Monthly	147
	CMBX NA BBB-.6 Index	(44,602)	179,636	39,968	5/11/63	(300 bp) — Monthly	(4,724)
	CMBX NA BBB-.7 Index	(98,131)	418,000	78,124	1/17/47	(300 bp) — Monthly	(20,216)
	CMBX NA BBB-.8 Index	(9,851)	71,000	12,262	10/17/57	(300 bp) — Monthly	2,375
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,121)	90,000	29,277	11/17/59	(500 bp) — Monthly	24,081
	CMBX NA BBB-.10 Index	(10,400)	48,000	8,366	11/17/59	(300 bp) — Monthly	(2,058)
	CMBX NA BBB-.7 Index	(2,376)	29,000	5,420	1/17/47	(300 bp) — Monthly	3,029
	CMBX NA BBB-.9 Index	(2,964)	16,000	2,742	9/17/58	(300 bp) — Monthly	(230)
	CMBX NA BBB-.9 Index	(185)	1,000	171	9/17/58	(300 bp) — Monthly	(14)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(2,993)	24,800	2,440	5/11/63	(200 bp) — Monthly	(562)
	CMBX NA A.6 Index	(670)	6,400	630	5/11/63	(200 bp) — Monthly	(43)
	CMBX NA BB.10 Index	(4,719)	45,000	14,639	11/17/59	(500 bp) — Monthly	9,882
	CMBX NA BB.10 Index	(12,150)	40,000	13,012	11/17/59	(500 bp) — Monthly	829
	CMBX NA BB.10 Index	(8,924)	38,000	12,361	11/17/59	(500 bp) — Monthly	3,405
	CMBX NA BB.7 Index	(5,206)	27,000	8,519	1/17/47	(500 bp) — Monthly	3,290
	CMBX NA BB.8 Index	(5,875)	15,461	5,741	10/17/57	(500 bp) — Monthly	(147)
	CMBX NA BB.8 Index	(5,291)	14,495	5,382	10/17/57	(500 bp) — Monthly	79
	CMBX NA BB.8 Index	(4,507)	12,562	4,664	10/17/57	(500 bp) — Monthly	147
	CMBX NA BB.8 Index	(3,261)	8,697	3,229	10/17/57	(500 bp) — Monthly	(39)
	CMBX NA BB.8 Index	(2,469)	6,764	2,512	10/17/57	(500 bp) — Monthly	37
	CMBX NA BBB-.10 Index	(6,722)	53,000	9,238	11/17/59	(300 bp) — Monthly	2,490
	CMBX NA BBB-.10 Index	(3,637)	42,000	7,321	11/17/59	(300 bp) — Monthly	3,662
	CMBX NA BBB-.10 Index	(8,045)	33,000	5,752	11/17/59	(300 bp) — Monthly	(2,310)
	CMBX NA BBB-.10 Index	(2,727)	26,000	4,532	11/17/59	(300 bp) — Monthly	1,791
	CMBX NA BBB-.10 Index	(3,903)	18,000	3,137	11/17/59	(300 bp) — Monthly	(774)
	CMBX NA BBB-.10 Index	(4,021)	17,000	2,963	11/17/59	(300 bp) — Monthly	(1,066)
	CMBX NA BBB-.10 Index	(3,460)	16,000	2,789	11/17/59	(300 bp) — Monthly	(679)
	CMBX NA BBB-.10 Index	(2,296)	10,000	1,743	11/17/59	(300 bp) — Monthly	(558)
	CMBX NA BBB-.12 Index	(1,994)	6,000	1,080	8/17/61	(300 bp) — Monthly	(917)
	CMBX NA BBB-.12 Index	(626)	3,000	540	8/17/61	(300 bp) — Monthly	(88)
	CMBX NA BBB-.6 Index	(55,775)	206,582	45,963	5/11/63	(300 bp) — Monthly	(9,915)
	CMBX NA BBB-.7 Index	(7,030)	69,000	12,896	1/17/47	(300 bp) — Monthly	5,831
	CMBX NA BBB-.8 Index	(7,204)	51,000	8,808	10/17/57	(300 bp) — Monthly	1,578
	CMBX NA BBB-.8 Index	(6,359)	50,000	8,635	10/17/57	(300 bp) — Monthly	2,251
	CMBX NA BBB-.8 Index	(7,282)	47,000	8,117	10/17/57	(300 bp) — Monthly	811
	CMBX NA BBB-.8 Index	(6,103)	45,000	7,772	10/17/57	(300 bp) — Monthly	1,646
	CMBX NA BBB-.8 Index	(6,131)	45,000	7,772	10/17/57	(300 bp) — Monthly	1,618
	CMBX NA BBB-.8 Index	(4,060)	32,000	5,526	10/17/57	(300 bp) — Monthly	1,450
	CMBX NA BBB-.8 Index	(3,969)	29,000	5,008	10/17/57	(300 bp) — Monthly	1,024
	CMBX NA BBB-.8 Index	(3,640)	26,000	4,490	10/17/57	(300 bp) — Monthly	837

Upfront premium received		—			Unrealized appreciation		425,590

Upfront premium (paid)		(1,032,854)			Unrealized (depreciation)		(114,126)

	Total	$(1,032,854)				Total	$311,464
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 38 Index	B+/P	$(279,406)	$5,167,800	$149,349	6/20/27	500 bp — Quarterly	$(421,578)
	CDX NA IG Series 38 Index	BBB+/P	(563,713)	39,400,000	10,244	6/20/27	100 bp — Quarterly	(563,012)

	Total		$(843,119)					$(984,590)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $876,506,210.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$4,673,015	$15,213,580	$19,886,595	$1,134	$—
	Putnam Short Term Investment Fund**	4,239,484	343,986,348	296,786,764	103,666	51,439,068

	Total Short-term investments	$8,912,499	$359,199,928	$316,673,359	$104,800	$51,439,068
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $14,831,930.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $524,581.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $525,725.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,445,614.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $222,444,040 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $279,593 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $524,581 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$17,444,995	$—	$—
Capital goods	22,470,548	—	—
Communication services	11,040,182	—	—
Conglomerates	2,849,235	—	—
Consumer cyclicals	56,593,291	—	—
Consumer staples	31,109,085	—	—
Energy	17,613,043	—	—
Financials	59,996,771	—	—
Government	75,499	—	—
Health care	60,262,869	—	—
Technology	106,445,666	—	—
Transportation	6,491,357	—	—
Utilities and power	11,503,167	2,871	—

Total common stocks	403,895,708	2,871	—
Asset-backed securities	—	5,863,185	—
Collateralized loan obligations	—	17,586,680	—
Commodity linked notes	—	9,500,668	—
Convertible bonds and notes	—	202,156	—
Convertible preferred stocks	—	848,659	—
Corporate bonds and notes	—	200,285,801	—
Foreign government and agency bonds and notes	—	9,650,405	—
Mortgage-backed securities	—	62,658,430	—
Senior loans	—	3,633,921	—
U.S. government and agency mortgage obligations	—	283,015,394	—
U.S. treasury obligations	—	182,949	—
Warrants	14,825	—	—
Short-term investments	540,000	69,994,820	—

Totals by level	$404,450,533	$663,425,939	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(17,575)	$—
Futures contracts	220,429	—	—
TBA sale commitments	—	(77,220,864)	—
Interest rate swap contracts	—	(2,879)	—
Total return swap contracts	—	(74,599)	—
Credit default contracts	—	478,704	—

Totals by level	$220,429	$(76,837,213)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$248,400,000
Centrally cleared interest rate swap contracts (notional)	$196,000,000
OTC total return swap contracts (notional)	$54,300,000
OTC credit default contracts (notional)	$10,200,000
Centrally cleared credit default contracts (notional)	$59,500,000
Warrants (number of warrants)	400
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com